Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

January 31, 2020

GUX-QTLY-0320
1.929354.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
		Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR		10,550	$323,569
Grupo Financiero Galicia SA sponsored ADR		24,086	345,634
Telecom Argentina SA Class B sponsored ADR (a)		18,972	214,004
YPF SA Class D sponsored ADR		45,420	426,494

TOTAL ARGENTINA			1,309,701

Australia - 4.4%
AGL Energy Ltd.		171,324	2,273,679
Alumina Ltd.		653,770	941,586
AMP Ltd.		852,724	1,028,981
APA Group unit		300,127	2,253,538
Aristocrat Leisure Ltd.		147,971	3,528,987
ASX Ltd.		48,832	2,762,706
Aurizon Holdings Ltd.		529,854	1,899,264
Australia & New Zealand Banking Group Ltd.		728,715	12,404,456
Bendigo & Adelaide Bank Ltd.		127,724	881,914
BHP Billiton Ltd.		759,147	19,467,495
BlueScope Steel Ltd.		127,911	1,197,115
Boral Ltd.		307,023	1,011,809
Brambles Ltd.		407,714	3,405,402
Caltex Australia Ltd.		64,674	1,474,826
Challenger Ltd.		139,186	824,038
Cimic Group Ltd.		25,086	485,393
Coca-Cola Amatil Ltd.		125,564	997,721
Cochlear Ltd.		14,469	2,304,425
Coles Group Ltd.		293,888	3,224,846
Commonwealth Bank of Australia		454,951	25,758,193
Computershare Ltd.		128,336	1,515,398
Crown Ltd.		95,305	740,871
CSL Ltd.		117,216	24,107,656
DEXUS Property Group unit		287,756	2,428,126
Flight Centre Travel Group Ltd.		13,449	350,288
Fortescue Metals Group Ltd.		358,356	2,654,639
Goodman Group unit		426,177	4,219,115
Harvey Norman Holdings Ltd. (a)		132,464	371,730
Incitec Pivot Ltd.		424,163	920,963
Insurance Australia Group Ltd.		597,801	2,810,920
Lendlease Group unit		146,519	1,759,732
Macquarie Group Ltd.		83,088	7,939,081
Magellan Financial Group Ltd.		33,182	1,461,312
Medibank Private Ltd.		720,273	1,479,967
Mirvac Group unit		1,028,296	2,319,796
National Australia Bank Ltd.		742,103	12,676,697
Newcrest Mining Ltd.		199,099	3,985,969
Orica Ltd.		97,680	1,475,774
Origin Energy Ltd.		458,986	2,482,963
Qantas Airways Ltd.		186,893	792,388
QBE Insurance Group Ltd.		340,638	3,100,871
Ramsay Health Care Ltd.		40,370	2,123,559
realestate.com.au Ltd.		12,757	965,257
Rio Tinto Ltd.		96,047	6,232,332
Santos Ltd.		459,153	2,635,270
Scentre Group unit		1,380,216	3,541,402
SEEK Ltd.		85,423	1,280,695
Sonic Healthcare Ltd.		113,968	2,388,854
South32 Ltd.		1,302,424	2,234,826
SP AusNet		430,673	507,515
Stockland Corp. Ltd. unit		626,232	2,047,316
Suncorp Group Ltd.		324,682	2,773,650
Sydney Airport unit		276,476	1,537,791
Tabcorp Holdings Ltd.		500,599	1,558,233
Telstra Corp. Ltd.		1,076,697	2,745,525
The GPT Group unit		510,455	2,036,764
TPG Telecom Ltd.		101,342	503,820
Transurban Group unit		694,571	7,240,052
Treasury Wine Estates Ltd.		180,628	1,551,514
Vicinity Centres unit		825,637	1,393,586
Washington H. Soul Pattinson & Co. Ltd.		30,857	439,618
Wesfarmers Ltd.		291,464	8,744,505
Westpac Banking Corp.		898,047	15,007,652
WiseTech Global Ltd.		35,746	584,121
Woodside Petroleum Ltd.		242,153	5,547,857
Woolworths Group Ltd.		324,700	9,018,167
WorleyParsons Ltd.		88,042	880,034

TOTAL AUSTRALIA			253,240,545

Austria - 0.1%
Andritz AG		18,709	737,842
Erste Group Bank AG		77,942	2,866,403
OMV AG		38,424	1,917,210
Raiffeisen International Bank-Holding AG		35,674	815,024
Verbund AG		17,360	918,758
Voestalpine AG		31,148	757,220

TOTAL AUSTRIA			8,012,457

Bailiwick of Jersey - 0.5%
Experian PLC		234,543	8,163,969
Ferguson PLC		59,056	5,303,339
Glencore Xstrata PLC		2,798,717	8,185,118
Polymetal International PLC		58,356	987,728
WPP PLC		325,213	4,043,554

TOTAL BAILIWICK OF JERSEY			26,683,708

Belgium - 0.6%
Ageas		46,492	2,566,238
Anheuser-Busch InBev SA NV		196,285	14,807,753
Colruyt NV		15,112	756,712
Galapagos Genomics NV (b)		11,433	2,555,266
Groupe Bruxelles Lambert SA		21,240	2,137,020
KBC Groep NV		64,508	4,740,413
Proximus		40,813	1,164,181
Solvay SA Class A		19,030	1,974,182
Telenet Group Holding NV		11,813	549,989
Titan Cement International Trading SA (b)		7,686	157,356
Titan Cement International Trading SA (b)		3,502	72,706
UCB SA		33,013	3,041,814
Umicore SA		51,109	2,356,289

TOTAL BELGIUM			36,879,919

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		890,000	1,239,931
Alibaba Pictures Group Ltd. (b)		3,950,000	558,766
Beijing Enterprises Water Group Ltd.		1,214,000	539,890
Brilliance China Automotive Holdings Ltd.		742,000	657,643
Cheung Kong Infrastructure Holdings Ltd.		167,000	1,165,128
China Gas Holdings Ltd.		455,000	1,797,438
China Oriental Group Co. Ltd. (H Shares)		107	37
China Resource Gas Group Ltd.		238,000	1,254,393
Cosco Shipping Ports Ltd.		548,953	388,273
Credicorp Ltd. (United States)		17,723	3,661,217
Dairy Farm International Holdings Ltd.		90,900	466,981
GOME Electrical Appliances Holdings Ltd. (b)		2,681,104	246,026
Haier Electronics Group Co. Ltd.		320,000	961,191
Hongkong Land Holdings Ltd.		286,782	1,522,226
Jardine Matheson Holdings Ltd.		57,260	3,191,785
Jardine Strategic Holdings Ltd.		57,652	1,764,166
Kerry Properties Ltd.		143,000	398,871
Kunlun Energy Co. Ltd.		880,000	681,625
Luye Pharma Group Ltd. (c)		314,500	201,760
Nine Dragons Paper (Holdings) Ltd.		490,000	463,055
NWS Holdings Ltd.		414,871	533,090
Shenzhen International Holdings Ltd.		237,276	473,973
Yue Yuen Industrial (Holdings) Ltd.		192,000	533,857

TOTAL BERMUDA			22,701,322

Brazil - 1.3%
Ambev SA		1,221,000	5,089,163
Atacadao Distribuicao Comercio e Industria Ltda		107,100	564,935
B2W Companhia Global do Varejo (b)		55,177	917,340
Banco Bradesco SA		305,458	2,236,050
Banco do Brasil SA		224,000	2,538,869
Banco Santander SA (Brasil) unit		103,800	1,019,676
BB Seguridade Participacoes SA		173,300	1,407,410
BM&F BOVESPA SA		533,866	6,008,579
BR Malls Participacoes SA		184,040	790,720
Brasil Foods SA (b)		149,900	1,069,314
BTG Pactual Participations Ltd. unit		55,900	978,961
CCR SA		319,900	1,362,484
Centrais Eletricas Brasileiras SA (Electrobras)		123,500	1,131,012
Centrais Eletricas Brasileiras SA (Electrobras) (b)		19,980	182,790
Centrais Eletricas Brasileiras SA (Electrobras)		1,207	11,519
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (b)		19,980	2,473
Cielo SA		309,971	511,721
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		83,900	1,195,045
Companhia Siderurgica Nacional SA (CSN)		171,000	515,084
Cosan SA Industria e Comercio		38,500	716,492
Drogasil SA		58,800	1,705,538
Embraer SA		162,400	687,885
Energisa SA unit		46,200	595,165
ENGIE Brasil Energia SA		45,350	551,176
Equatorial Energia SA		236,000	1,313,744
Hapvida Participacoes e Investimentos SA (c)		57,400	805,123
Hypermarcas SA		93,700	778,244
IRB Brasil Resseguros SA		182,700	1,912,493
JBS SA		283,400	1,825,100
Klabin SA unit		186,900	905,566
Kroton Educacional SA		386,152	1,047,748
Localiza Rent A Car SA		159,580	1,998,383
Lojas Americanas SA		1,904	12,248
Lojas Renner SA		206,718	2,773,070
Magazine Luiza SA		189,838	2,473,488
Multiplan Empreendimentos Imobiliarios SA		80,166	649,175
Natura & Co. Holding SA		160,733	1,785,755
Notre Dame Intermedica Participacoes SA		125,500	2,057,478
Petrobras Distribuidora SA		170,300	1,145,248
Petroleo Brasileiro SA - Petrobras (ON)		735,800	5,214,480
Porto Seguro SA		26,900	415,378
Rumo SA (b)		272,500	1,476,206
Sul America SA unit		70,147	1,031,911
Suzano Papel e Celulose SA		142,417	1,319,218
TIM Participacoes SA		230,300	900,744
Ultrapar Participacoes SA		180,000	1,061,692
Vale SA		821,245	9,639,935
Weg SA		218,250	2,008,414

TOTAL BRAZIL			76,340,242

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		61,770	3,818,034
Air Canada (b)		33,683	1,128,281
Algonquin Power & Utilities Corp.		141,581	2,167,471
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		225,975	7,552,421
AltaGas Ltd.		76,493	1,231,726
ATCO Ltd. Class I (non-vtg.)		20,320	792,594
Aurora Cannabis, Inc. (a)(b)		170,400	321,898
Bank of Montreal		164,237	12,525,646
Bank of Nova Scotia		313,809	17,139,273
Barrick Gold Corp. (Canada)		459,881	8,517,216
Bausch Health Cos., Inc. (Canada) (b)		83,026	2,277,976
BCE, Inc.		39,022	1,838,758
BlackBerry Ltd. (b)		125,464	764,123
Bombardier, Inc. Class B (sub. vtg.) (b)		535,283	497,505
Brookfield Asset Management, Inc. (Canada) Class A		229,300	14,031,067
CAE, Inc.		68,438	2,029,765
Cameco Corp.		96,165	775,337
Canadian Apartment Properties (REIT) unit		20,826	890,699
Canadian Imperial Bank of Commerce		114,916	9,371,116
Canadian National Railway Co.		185,269	17,313,146
Canadian Natural Resources Ltd.		306,597	8,622,896
Canadian Pacific Railway Ltd.		35,819	9,515,014
Canadian Tire Ltd. Class A (non-vtg.)		14,715	1,578,132
Canadian Utilities Ltd. Class A (non-vtg.)		35,410	1,083,652
CCL Industries, Inc. Class B		39,105	1,649,124
Cenovus Energy, Inc. (Canada)		266,022	2,315,682
CGI Group, Inc. Class A (sub. vtg.) (b)		62,680	4,799,278
CI Financial Corp.		60,051	1,052,276
Constellation Software, Inc.		5,245	5,513,116
Cronos Group, Inc. (a)(b)		44,700	321,891
Dollarama, Inc.		77,923	2,654,940
Emera, Inc.		63,970	2,849,986
Empire Co. Ltd. Class A (non-vtg.)		46,652	1,082,225
Enbridge, Inc.		521,488	21,203,921
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,024	3,142,967
First Capital Realty, Inc. unit		26,576	435,168
First Quantum Minerals Ltd.		179,280	1,403,461
Fortis, Inc.		114,657	5,000,757
Franco-Nevada Corp.		49,001	5,569,911
George Weston Ltd.		20,634	1,662,850
Gildan Activewear, Inc.		53,666	1,487,028
Great-West Lifeco, Inc.		71,006	1,839,803
H&R (REIT) unit		35,468	573,266
Husky Energy, Inc.		94,420	614,294
Hydro One Ltd. (c)		82,875	1,684,553
iA Financial Corp, Inc.		26,536	1,460,342
IGM Financial, Inc.		23,240	672,053
Imperial Oil Ltd.		67,163	1,592,546
Intact Financial Corp.		36,010	3,901,129
Inter Pipeline Ltd.		108,372	1,805,654
Keyera Corp.		58,012	1,513,642
Kinross Gold Corp. (b)		313,237	1,588,197
Kirkland Lake Gold Ltd.		70,184	2,878,106
Loblaw Companies Ltd.		48,183	2,520,924
Lundin Mining Corp.		178,024	933,570
Magna International, Inc. Class A (sub. vtg.)		77,031	3,905,100
Manulife Financial Corp.		504,126	9,820,438
Methanex Corp.		16,214	525,724
Metro, Inc. Class A (sub. vtg.)		67,268	2,742,261
National Bank of Canada		86,367	4,792,148
Nutrien Ltd.		148,406	6,334,785
Onex Corp. (sub. vtg.)		22,575	1,448,253
Open Text Corp.		70,698	3,181,784
Parkland Fuel Corp.		36,984	1,286,922
Pembina Pipeline Corp.		142,263	5,448,004
Power Corp. of Canada (sub. vtg.)		78,616	1,961,539
Power Financial Corp.		68,524	1,778,600
PrairieSky Royalty Ltd.		49,072	538,034
Quebecor, Inc. Class B (sub. vtg.)		48,356	1,199,948
Restaurant Brands International, Inc. (a)		58,405	3,563,261
Restaurant Brands International, Inc.		10,443	637,127
RioCan (REIT)		44,778	918,974
Rogers Communications, Inc. Class B (non-vtg.)		93,728	4,692,774
Royal Bank of Canada		367,945	29,076,385
Saputo, Inc.		61,258	1,882,084
Shaw Communications, Inc. Class B		119,830	2,341,547
Shopify, Inc. Class A (b)		25,884	12,054,621
Smart (REIT)		19,121	453,824
Sun Life Financial, Inc.		152,252	7,158,168
Suncor Energy, Inc.		403,233	12,324,902
TC Energy Corp.		240,104	13,166,350
Teck Resources Ltd. Class B (sub. vtg.)		125,386	1,620,146
TELUS Corp.		51,938	2,081,994
The Stars Group, Inc. (b)		57,894	1,381,512
The Toronto-Dominion Bank		467,831	25,855,493
Thomson Reuters Corp.		52,426	4,214,600
West Fraser Timber Co. Ltd.		12,586	504,239
Wheaton Precious Metals Corp.		116,328	3,424,618
WSP Global, Inc.		27,029	1,920,869

TOTAL CANADA			385,743,434

Cayman Islands - 5.2%
3SBio, Inc. (b)(c)		288,000	365,816
51job, Inc. sponsored ADR (b)		6,707	483,910
58.com, Inc. ADR (b)		24,746	1,376,373
AAC Technology Holdings, Inc.		188,500	1,325,876
Agile Property Holdings Ltd.		346,000	455,315
Airtac International Group		32,000	480,983
Alibaba Group Holding Ltd. sponsored ADR (b)		435,823	90,036,671
Anta Sports Products Ltd.		280,000	2,437,732
ASM Pacific Technology Ltd.		81,100	1,092,803
Autohome, Inc. ADR Class A (a)(b)		15,444	1,181,157
Baidu.com, Inc. sponsored ADR (b)		71,385	8,820,331
Baozun, Inc. sponsored ADR (a)(b)		11,158	335,967
BeiGene Ltd. ADR (b)		10,169	1,549,349
Best, Inc. ADR (a)(b)		50,990	270,757
Bosideng International Holdings Ltd.		836,000	274,853
Budweiser Brewing Co. APAC Ltd. (b)(c)		330,800	1,000,291
Chailease Holding Co. Ltd.		322,304	1,329,188
Cheung Kong Property Holdings Ltd.		662,716	4,234,062
China Aoyuan Property Group Ltd.		286,000	381,139
China Conch Venture Holdings Ltd.		421,000	1,872,024
China East Education Holdings Ltd. (c)		116,000	215,172
China Education Group Holdings Ltd.		150,000	183,575
China First Capital Group Ltd. (b)		626,000	20,106
China Hongqiao Group Ltd.		417,000	204,915
China Huishan Dairy Holdings Co. Ltd. (b)(d)		397,000	10,734
China Investment Fund International Holdings Co. Ltd.		200,000	18,009
China Liansu Group Holdings Ltd.		276,000	354,767
China Literature Ltd. (b)(c)		53,200	220,223
China Medical System Holdings Ltd.		319,000	424,563
China Mengniu Dairy Co. Ltd.		702,000	2,574,606
China Resources Cement Holdings Ltd.		656,000	733,902
China Resources Land Ltd.		720,634	2,997,783
China State Construction International Holdings Ltd.		443,250	352,310
China Zhongwang Holdings Ltd.		280,000	92,700
CIFI Holdings Group Co. Ltd.		735,441	504,999
CK Hutchison Holdings Ltd.		694,216	6,133,892
Country Garden Holdings Co. Ltd.		1,970,906	2,492,427
Country Garden Services Holdings Co. Ltd.		294,000	949,815
Ctrip.com International Ltd. ADR (b)		122,279	3,928,824
Dali Foods Group Co. Ltd. (c)		481,000	338,274
ENN Energy Holdings Ltd.		206,200	2,397,056
Evergrande Real Estate Group Ltd.		490,000	1,082,736
Future Land Development Holding Ltd.		406,000	407,580
GDS Holdings Ltd. ADR (a)(b)		15,263	789,250
Geely Automobile Holdings Ltd.		1,304,000	2,066,328
Genscript Biotech Corp. (b)		222,000	508,125
Greentown Service Group Co. Ltd.		268,000	282,727
Haidilao International Holding Ltd. (c)		95,000	364,923
Haitian International Holdings Ltd.		172,000	371,865
Hansoh Pharmaceutical Group Co. Ltd. (c)		120,000	424,842
Hengan International Group Co. Ltd.		186,000	1,354,851
Huazhu Group Ltd. ADR		34,541	1,191,665
Hutchison China Meditech Ltd. sponsored ADR (b)		16,725	410,599
HUYA, Inc. ADR (a)(b)		15,934	284,900
Innovent Biolgics, Inc. (b)(c)		193,000	740,303
iQIYI, Inc. ADR (a)(b)		31,546	701,583
JD.com, Inc. sponsored ADR (b)		190,726	7,188,463
Kaisa Group Holdings Ltd.		505,000	209,411
Kingboard Chemical Holdings Ltd.		141,500	372,348
Kingboard Laminates Holdings Ltd.		274,000	279,941
Kingdee International Software Group Co. Ltd.		579,000	618,288
Kingsoft Corp. Ltd. (b)		220,000	664,860
KWG Property Holding Ltd.		307,500	398,195
Lee & Man Paper Manufacturing Ltd.		261,000	180,274
Li Ning Co. Ltd.		516,000	1,506,915
Lijun International Pharmaceutical Holding Ltd.		364,000	332,689
Logan Property Holdings Co. Ltd.		306,000	462,548
Longfor Properties Co. Ltd. (c)		457,000	1,928,610
Meituan Dianping Class B (b)		262,500	3,323,207
Melco Crown Entertainment Ltd. sponsored ADR		53,223	1,073,508
Momo, Inc. ADR		36,966	1,131,160
NetEase, Inc. ADR		18,362	5,889,795
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		36,794	4,472,311
Nexteer Auto Group Ltd.		166,000	122,039
NIO, Inc. sponsored ADR (a)(b)		171,318	647,582
Noah Holdings Ltd. sponsored ADR (a)(b)		9,514	322,810
Pinduoduo, Inc. ADR (b)		50,142	1,766,001
Ping An Healthcare and Technology Co. Ltd. (b)(c)		81,200	690,463
Qudian, Inc. ADR (a)(b)		39,857	114,788
Sands China Ltd.		618,400	2,982,115
Semiconductor Manufacturing International Corp. (b)		795,100	1,451,803
Shenzhou International Group Holdings Ltd.		189,600	2,506,478
Shimao Property Holdings Ltd.		283,500	914,854
Shui On Land Ltd.		624,000	124,397
SINA Corp. (b)		16,763	649,399
Sino Biopharmaceutical Ltd.		1,804,500	2,382,979
SOHO China Ltd.		345,000	131,537
Sunac China Holdings Ltd.		633,000	3,053,001
Sunny Optical Technology Group Co. Ltd.		184,500	2,931,782
TAL Education Group ADR (b)		99,273	4,953,723
Tencent Holdings Ltd.		1,476,500	70,414,589
Tencent Music Entertainment Group ADR (b)		19,319	245,158
Tingyi (Cayman Islands) Holding Corp.		516,000	870,517
Towngas China Co. Ltd.		167,852	103,983
Uni-President China Holdings Ltd.		260,000	264,634
Vipshop Holdings Ltd. ADR (b)		114,385	1,456,121
Want Want China Holdings Ltd.		1,283,000	1,059,053
Weibo Corp. sponsored ADR (a)(b)		13,971	595,444
WH Group Ltd. (c)		2,470,000	2,324,521
Wharf Real Estate Investment Co. Ltd.		313,000	1,616,411
Wuxi Biologics (Cayman), Inc. (b)(c)		146,000	1,846,591
Wynn Macau Ltd.		398,800	827,772
Xiaomi Corp. Class B (b)(c)		1,955,800	2,866,361
Xinyi Solar Holdings Ltd.		854,432	597,119
Yihai International Holding Ltd.		123,000	691,145
Yuzhou Properties Co.		334,478	154,326
YY, Inc. ADR (b)		14,764	893,665
Zhen Ding Technology Holding Ltd.		138,302	531,962
Zhenro Properties Group Ltd.		442,000	273,283
Zhongsheng Group Holdings Ltd. Class H		134,000	493,165
ZTO Express (Cayman), Inc. sponsored ADR		80,585	1,750,306

TOTAL CAYMAN ISLANDS			301,089,926

Chile - 0.2%
Aguas Andinas SA		524,141	196,479
Banco de Chile		11,488,897	1,131,232
Banco de Credito e Inversiones		13,927	581,461
Banco Santander Chile		17,119,431	846,880
Cencosud SA		420,141	519,730
Colbun SA		1,710,041	248,931
Compania Cervecerias Unidas SA		33,399	294,844
Compania de Petroleos de Chile SA (COPEC)		106,226	966,958
CorpBanca SA		34,171,557	166,097
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		31,103	204,037
Empresas CMPC SA		316,849	726,500
Enel Chile SA		7,645,415	725,087
Enersis SA		9,590,988	1,889,915
LATAM Airlines Group SA		59,407	493,487
S.A.C.I. Falabella		208,767	819,103

TOTAL CHILE			9,810,741

China - 3.2%
A-Living Services Co. Ltd. (H Shares) (c)		97,500	322,785
Agricultural Bank of China Ltd.:
(A Shares)		584,800	293,109
(H Shares)		8,145,000	3,144,614
Aier Eye Hospital Group Co. Ltd. (A Shares)		40,270	228,848
Air China Ltd. (H Shares)		650,000	533,435
Aisino Co. Ltd. (A Shares)		37,600	121,926
Aluminum Corp. of China Ltd.:
(A shares) (b)		236,800	110,213
(H Shares) (b)		844,000	246,742
Angang Steel Co. Ltd. (H Shares)		37	12
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	222,211
(H Shares)		351,000	2,240,325
Anhui Gujing Distillery Co. Ltd. (A Shares)		8,400	167,937
Anhui Kouzi Distillery Co. Ltd. (A Shares)		15,900	114,646
Anxin Trust Co. Ltd. (A Shares) (b)		32,800	16,321
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		6,200	133,950
Autobio Diagnostics Co. Ltd.		6,400	103,952
AVIC Aircraft Co. Ltd. (A Shares)		66,000	156,927
AVIC Aviation Engine Corp. PLC (A Shares)		43,500	133,176
AVIC Capital Co. Ltd. (A Shares)		51,800	32,796
AVIC Electromechanical Systems Co. Ltd. (A Shares)		124,900	120,980
AVIC Jonhon OptronicTechnology Co. Ltd.		22,000	117,714
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)		28,500	118,417
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	275,406
Baic Motor Corp. Ltd. (H Shares) (c)		409,500	201,841
Bank Communications Co. Ltd.:
(H Shares)		2,049,000	1,312,519
Class A		730,700	567,758
Bank of Beijing Co. Ltd. (A Shares)		189,016	145,426
Bank of Chengdu Co. Ltd. Class A		142,900	175,515
Bank of China Ltd. (H Shares)		21,080,000	8,154,316
Bank of Guiyang Co. Ltd. (A Shares)		82,420	103,707
Bank of Hangzhou Co. Ltd. (A Shares)		33,480	43,424
Bank of Jiangsu Co. Ltd. (A Shares)		181,100	178,435
Bank of Nanjing Co. Ltd. (A Shares)		33,500	39,043
Bank of Ningbo Co. Ltd. (A Shares)		94,200	357,608
Bank of Shanghai Co. Ltd. (A Shares)		121,520	153,435
Baoshan Iron & Steel Co. Ltd. (A Shares)		33,200	25,380
BBMG Corp. (H Shares)		941,000	251,401
Beijing Capital Development Co. Ltd. (A Shares)		97,300	102,789
Beijing Capital International Airport Co. Ltd. (H Shares)		396,000	318,943
Beijing Enlight Media Co. Ltd. (A Shares)		65,400	97,361
Beijing New Building Materials PLC (A Shares)		37,000	135,835
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		36,400	139,797
Beijing Originwater Technology Co. Ltd. (A Shares)		97,400	116,753
Beijing Shiji Information Technology Co. Ltd. (A Shares)		19,400	101,633
Beijing Shunxin Agriculture Co. Ltd.		17,300	128,165
Beijing Sinnet Technology Co. Ltd. (A Shares)		40,200	118,822
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		28,600	127,928
Beijing Tongrentang Co. Ltd. (A Shares)		6,500	25,330
Beijing Yanjing Brewery Co. Ltd. (A Shares)		151,300	135,565
BGI Genomics Co. Ltd.		11,800	131,709
BOE Technology Group Co. Ltd. (A Shares)		609,100	399,398
Bohai Leasing Co. Ltd. (A shares) (b)		330,700	160,670
By-Health Co. Ltd. (A Shares)		45,700	108,197
BYD Co. Ltd.:
(A Shares)		17,000	142,950
(H Shares) (a)		170,500	887,594
Caitong Securities Co. Ltd.		114,000	169,177
CGN Power Co. Ltd. (H Shares) (c)		2,489,000	610,803
Changchun High & New Technology Industry Group, Inc. (A Shares)		3,100	219,120
Changjiang Securities Co. Ltd. (A Shares)		46,300	44,619
Chaozhou Three-Circle Group Co. (A Shares)		47,300	154,716
China Avionics Systems Co. Ltd. (A Shares)		61,000	123,986
China Cinda Asset Management Co. Ltd. (H Shares)		2,401,000	480,207
China CITIC Bank Corp. Ltd. (H Shares)		2,311,000	1,206,361
China Coal Energy Co. Ltd. (H Shares)		334,000	113,627
China Communications Construction Co. Ltd.:
(A Shares)		82,200	96,785
(H Shares)		1,044,000	737,787
China Communications Services Corp. Ltd. (H Shares)		538,000	361,107
China Construction Bank Corp. (H Shares)		24,932,000	18,886,899
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)		127,400	88,943
(H Shares) (b)		444,000	202,161
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	184,099
(H Shares)		1,197,000	480,206
China Film Co. Ltd. (A Shares)		59,000	114,006
China Fortune Land Development Co. Ltd. (A Shares)		9,700	35,829
China Galaxy Securities Co. Ltd. (H Shares)		805,500	399,525
China Gezhouba Group Co. Ltd. (A Shares)		169,300	151,498
China Grand Automotive Services Co. Ltd. (A Shares)		308,500	159,953
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	102,285
China Huarong Asset Management Co. Ltd. (c)		2,132,000	279,896
China International Capital Corp. Ltd. (H Shares) (c)		317,200	549,332
China International Travel Service Corp. Ltd. (A Shares)		33,500	385,564
China Jushi Co. Ltd. (A Shares)		94,700	132,362
China Life Insurance Co. Ltd.		31,100	139,052
China Life Insurance Co. Ltd. (H Shares)		1,945,000	4,644,727
China Longyuan Power Grid Corp. Ltd. (H Shares)		686,000	405,607
China Merchants Bank Co. Ltd.:
(A Shares)		204,500	1,045,113
(H Shares)		1,129,751	5,447,163
China Merchants Energy Shipping Co. Ltd. (A Shares)		110,600	99,623
China Merchants Securities Co. Ltd. (A Shares)		19,100	50,149
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		144,200	366,532
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	509,036
(H Shares)		1,759,800	1,228,558
China Molybdenum Co. Ltd.:
(H Shares)		909,000	333,399
Class A		278,300	158,520
China National Building Materials Co. Ltd. (H Shares)		949,000	907,192
China National Chemical Engineering Co. Ltd. (A Shares)		179,000	176,360
China National Nuclear Power Co. Ltd. (A Shares)		56,000	38,655
China National Software & Service Co. Ltd. (A Shares)		8,800	90,214
China Northern Rare Earth Group High-Tech Co. Ltd.		51,000	74,972
China Oilfield Services Ltd. (H Shares)		458,000	664,548
China Pacific Insurance (Group) Co. Ltd.		33,900	168,651
China Pacific Insurance (Group) Co. Ltd. (H Shares)		770,400	2,569,678
China Petroleum & Chemical Corp.:
(A Shares)		332,700	232,329
(H Shares)		6,674,000	3,514,672
China Railway Construction Corp. Ltd. (H Shares)		712,500	695,215
China Railway Group Ltd.:
(A Shares)		462,900	363,773
(H Shares)		797,000	437,128
China Railway Signal & Communications Corp. (H Shares) (c)		323,000	155,559
China Reinsurance Group Corp. (H Shares)		1,336,000	189,706
China Resources Double Crane Pharmaceutical Co. Ltd.		90,700	177,456
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		27,900	143,375
China Shenhua Energy Co. Ltd. (H Shares)		924,500	1,624,658
China Shipbuilding Industry Co. (A Shares)		227,100	160,696
China Shipping Development Co. Ltd.:
(A Shares)		122,300	101,308
(H Shares)		208,000	90,442
China South Publishing & Media Group Co. Ltd. (A Shares)		87,300	151,731
China Southern Airlines Ltd. (H Shares)		664,000	366,893
China Spacesat Co. Ltd. (A Shares)		42,600	177,748
China State Construction Engineering Corp. Ltd. (A Shares)		728,560	559,441
China Telecom Corp. Ltd. (H Shares)		3,540,000	1,377,365
China Tower Corp. Ltd. (H Shares) (c)		10,906,000	2,254,373
China United Network Communications Ltd. (A Shares)		470,300	373,768
China Vanke Co. Ltd.:
(A Shares)		112,000	452,571
(H Shares)		431,000	1,519,431
China Yangtze Power Co. Ltd. (A Shares)		301,400	733,957
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		92,300	187,407
Chongqing Changan Automobile Co. Ltd. (A Shares)		79,900	110,578
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		655,000	299,464
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		22,600	190,882
CITIC Securities Co. Ltd.:
(A Shares)		128,200	421,510
(H Shares)		549,000	1,054,755
Contemporary Amperex Technology Co. Ltd.		35,000	639,042
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		239,300	159,625
(H Shares) (b)		435,500	155,432
CRRC Corp. Ltd. (H Shares)		1,622,950	1,070,097
CSC Financial Co. Ltd. (A Shares)		44,600	204,815
Daqin Railway Co. Ltd. (A Shares)		43,700	48,134
Datang International Power Generation Co. Ltd. (H Shares)		482,000	83,949
Dawning Information Industry Co. Ltd. (A Shares)		24,700	141,911
DHC Software Co. Ltd. (A Shares)		108,600	215,673
Dong E-E-Jiao Co. Ltd. (A Shares)		21,600	104,493
Dongfang Electric Corp. Ltd. (A Shares)		141,400	177,672
Dongfeng Motor Group Co. Ltd. (H Shares)		672,000	502,172
Dongxing Securities Co. Ltd. (A Shares)		61,600	103,549
East Money Information Co. Ltd. (A Shares)		77,500	159,027
Eve Energy Co. Ltd. (A shares) (b)		16,900	143,006
Everbright Securities Co. Ltd. (A Shares)		26,600	45,598
Fangda Carbon New Material Co. Ltd. (A Shares)		72,400	114,528
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		29,600	107,260
Financial Street Holdings Co. Ltd. (A Shares)		135,000	144,865
First Capital Securities Co. Ltd. (A Shares)		93,900	98,451
Focus Media Information Technology Co. Ltd. (A Shares)		28,140	23,093
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		32,400	492,092
Founder Securities Co. Ltd. (A Shares)		45,500	50,660
Foxconn Industrial Internet Co. Ltd. (A Shares)		41,300	114,925
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		69,500	241,051
(H Shares) (c)		113,200	323,929
GCL System Integration Technology Co. Ltd. (b)		116,200	97,756
GD Power Development Co. Ltd. (A Shares)		261,000	82,559
Gemdale Corp. (A Shares)		84,400	156,336
GF Securities Co. Ltd.:
(A Shares)		159,000	326,118
(H Shares)		349,000	381,194
Giant Network Group Co. Ltd. (A Shares)		42,900	109,911
Gigadevice Semiconductor Beijing, Inc. (A Shares)		5,400	215,218
Glodon Co. Ltd. (A Shares)		25,300	139,642
GoerTek, Inc. (A Shares)		54,100	178,023
Grandjoy Holdings Group Co. Ltd.		100,400	90,698
Great Wall Motor Co. Ltd. (H Shares)		753,500	497,884
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		19,600	174,837
Greenland Holdings Corp. Ltd. (A Shares)		131,300	120,856
Guangdong Haid Group Co. Ltd. (A Shares)		35,800	173,460
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)		92,600	167,337
Guanghui Energy Co. Ltd. (A Shares)		176,300	81,352
Guangzhou Automobile Group Co. Ltd.		76,100	117,164
Guangzhou Automobile Group Co. Ltd. (H Shares)		724,000	725,628
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		45,800	99,179
Guangzhou Baiyunshan Pharma Health (A Shares)		36,800	196,112
Guangzhou Haige Communications Group (A Shares)		83,500	140,088
Guangzhou R&F Properties Co. Ltd. (H Shares)		318,000	479,695
Guosen Securities Co. Ltd. (A Shares)		48,100	82,337
Guotai Junan Securities Co. Ltd.:
(A Shares)		15,500	37,495
(H Shares) (c)		347,200	553,566
Guoyuan Securities Co. Ltd. (A Shares)		71,000	85,370
Hafei Aviation Industry Co. Ltd. (A Shares)		20,900	133,786
Haier Smart Home Co. Ltd. (A Shares)		108,100	282,124
Haitong Securities Co. Ltd.:
(A Shares)		114,700	226,099
(H Shares)		749,600	724,393
Hanergy Mobile Energy Holding (d)		576,000	1
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		131,900	659,069
Hangzhou Robam Appliances Co. Ltd. (A Shares)		26,800	123,416
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		15,000	155,899
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		18,300	95,638
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		10,000	40,972
Hengli Petrochemical Co. Ltd. (A Shares)		107,600	259,157
Hengtong Optic-electric Co. Ltd. (A Shares)		53,800	124,905
Hengyi Petrochemical Co. Ltd. (A Shares)		70,100	135,362
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		9,700	141,055
Huaan Securities Co. Ltd. (A Shares)		89,900	86,496
Huadian Power International Corp. Ltd. (H Shares)		714,000	235,500
Huadong Medicine Co. Ltd. (A Shares)		6,560	19,311
Hualan Biological Engineer, Inc. (A Shares)		31,500	161,499
Huaneng Power International, Inc. (H Shares)		1,136,000	536,120
Huaneng Renewables Corp. Ltd. (H Shares)		1,156,000	472,827
Huatai Securities Co. Ltd.:
(A Shares)		47,200	123,508
(H Shares) (c)		485,600	762,185
HUAXI Securities Co. Ltd.		51,000	75,066
Huaxia Bank Co. Ltd. (A Shares)		256,800	270,143
Huaxin Cement Co. Ltd. (A Shares)		44,000	133,472
Huayu Automotive Systems Co. Ltd. (A Shares)		10,931	41,257
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		148,600	134,091
Hundsun Technologies, Inc. (A Shares)		11,600	141,839
iFlytek Co. Ltd. (A Shares)		29,300	144,590
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	343,857
(H Shares)		17,191,000	11,410,929
Industrial Bank Co. Ltd. (A Shares)		287,300	751,496
Industrial Securities Co. Ltd. (A Shares)		43,100	40,697
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		103,500	444,758
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		152,300	26,931
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		78,100	117,463
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (b)		372,400	152,422
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		434,372	340,072
Inspur Electronic Information Industry Co. Ltd. (A Shares)		25,100	117,855
Jafron Biomedical Co. Ltd. (A Shares)		8,600	99,148
Jiangsu Expressway Co. Ltd. (H Shares)		264,000	327,098
Jiangsu Hengli Hydraulic Co. Ltd.		16,200	115,141
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		61,700	767,018
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		29,700	128,930
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		25,200	377,070
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		40,600	141,023
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		90,400	117,524
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		134,800	156,700
Jiangxi Copper Co. Ltd. (H Shares)		332,000	391,476
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	89,888
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		139,400	322,080
Jinke Properties Group Co. Ltd. (A Shares)		128,900	129,260
Jointown Pharmaceutical Group (A Shares)		63,900	150,883
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		19,900	107,126
Juewei Food Co. Ltd.		18,800	102,007
Juneyao Airlines Co. Ltd. (A shares) (b)		61,900	114,881
Kangmei Pharmaceutical Co. Ltd. (A Shares)		10,500	5,373
Kweichow Moutai Co. Ltd. (A Shares)		18,600	2,731,825
Legend Holdings Corp.:
(H Shares) (c)		86,900	161,523
rights (b)(d)		7,753	1,298
Lens Technology Co. Ltd. (A Shares)		59,900	171,027
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		32,700	148,045
Leyard Optoelectronic Co. Ltd. (A Shares)		127,800	133,998
Liaoning Chengda Co. Ltd. (A Shares) (b)		55,700	125,283
Lomon Billions Group Co. Ltd. (A Shares)		54,900	127,286
LONGi Green Energy Technology Co. Ltd.		34,800	141,761
Luxshare Precision Industry Co. Ltd. (A Shares)		88,115	548,101
Luzhou Laojiao Co. Ltd. (A Shares)		21,800	249,823
Maanshan Iron & Steel Co. Ltd. (A Shares)		415,200	168,401
Mango Excellent Media Co. Ltd. (A Shares)		27,800	177,165
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		13,164	26,561
Metallurgical Corp. China Ltd. (H Shares)		1,254,000	244,206
Muyuan Foodstuff Co. Ltd. (A Shares)		12,000	136,524
Nanji E-Commerce Co. Ltd. (A Shares) (b)		62,600	89,877
Nanjing Securities Co. Ltd. (A Shares)		93,800	161,763
NARI Technology Co. Ltd. (A Shares)		52,900	136,264
NAURA Technology Group Co. Ltd.		8,700	142,649
NavInfo Co. Ltd. Class A		43,300	94,701
New China Life Insurance Co. Ltd. (H Shares)		261,500	975,444
Ningbo Zhoushan Port Co. Ltd. Class A		246,300	127,159
Northeast Securities Co. Ltd. (A Shares)		138,600	164,417
O-film Tech Co. Ltd. (A Shares) (b)		54,500	134,270
Offshore Oil Enginering Co. Ltd. (A Shares)		104,800	106,483
Oppein Home Group, Inc. (A Shares)		7,800	125,398
Orient Securities Co. Ltd. (A Shares)		23,700	34,036
People's Insurance Co. of China Group (H Shares)		2,046,000	732,056
Perfect World Co. Ltd. (A Shares)		24,800	166,440
PetroChina Co. Ltd. (H Shares)		5,886,000	2,595,386
PICC Property & Casualty Co. Ltd. (H Shares)		1,772,933	1,896,065
Ping An Bank Co. Ltd. (A Shares)		267,700	572,037
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		109,400	1,252,870
(H Shares)		1,494,000	16,893,943
Poly Developments & Holdings (A Shares)		200,700	427,211
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		2,068,000	1,286,803
Power Construction Corp. of China Ltd. (A Shares)		52,000	30,066
Qihoo 360 Technology Co. Ltd. (A Shares)		28,600	98,717
Risesun Real Estate Development Co. Ltd. (A Shares)		93,000	118,257
Rongsheng Petrochemical Co. Ltd. (A Shares)		94,300	155,016
SAIC Motor Corp. Ltd. (A Shares)		132,000	419,728
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	209,379
Sangfor Technologies, Inc.		6,400	140,105
Sany Heavy Industry Co. Ltd. (A Shares)		33,200	74,631
SDIC Capital Co. Ltd.		42,900	82,828
SDIC Power Holdings Co. Ltd. (A Shares)		39,400	45,929
Sealand Securities Co. Ltd. (A Shares)		233,480	149,251
Seazen Holdings Co. Ltd. (A Shares)		25,600	121,948
SF Holding Co. Ltd. (A Shares)		30,900	171,218
Shaanxi Coal Industry Co. Ltd. (A Shares)		125,800	149,539
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		32,210	95,174
Shandong Gold Mining Co. Ltd. (A Shares)		37,080	177,684
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		45,800	120,098
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		472,000	562,838
Shanghai AJ Group Co. Ltd. (A Shares)		135,400	172,128
Shanghai Baosight Software Co. Ltd. (A Shares)		18,600	96,987
Shanghai Electric Group Co. Ltd.:
(A Shares)		219,900	150,449
(H Shares)		516,000	152,504
Shanghai Electric Power Co. Ltd. (A Shares)		147,100	156,893
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		36,100	132,640
(H Shares)		145,000	385,566
Shanghai International Airport Co. Ltd. (A Shares)		5,300	51,668
Shanghai International Port Group Co. Ltd. (A Shares)		41,400	30,361
Shanghai Jahwa United Co. Ltd. (A Shares)		23,900	96,530
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		354,010	332,246
Shanghai M&G Stationery, Inc. (A Shares)		19,400	137,027
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	218,657
(H Shares)		197,400	367,613
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		437,800	698,941
Shanghai Tunnel Engineering Co. Ltd.		229,200	189,871
Shanghaioriental Pearl Media Co. Ltd.		19,390	29,277
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		142,300	134,151
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		77,000	81,635
Shanxi Securities Co. Ltd. (A Shares)		150,600	165,668
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		15,500	201,513
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		148,000	116,209
Shenergy Co. Ltd. (A Shares)		243,400	191,891
Shengyi Technology Co. Ltd.		38,700	131,855
Shennan Circuits Co. Ltd. (A Shares)		6,000	146,598
Shenwan Hongyuan Group Co. Ltd. (A Shares)		263,100	179,626
Shenzhen Energy Group Co. Ltd. (A Shares)		178,900	150,399
Shenzhen Expressway Co. Ltd. (H Shares)		188,000	243,249
Shenzhen Goodix Technology Co. Ltd. (A Shares)		6,200	294,103
Shenzhen Inovance Technology Co. Ltd. (A Shares)		35,100	145,032
Shenzhen Kangtai Biological Products Co. Ltd.		11,600	165,048
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		5,200	137,031
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		34,700	34,557
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		32,300	85,031
Shenzhen Sunway Communication Co. Ltd. (A Shares) (b)		17,900	107,700
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		74,100	158,246
Sichuan Chuantou Energy Co. Ltd. (A Shares)		31,436	41,063
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	107,015
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		39,400	99,770
Sinolink Securities Co. Ltd. (A Shares)		75,000	91,266
Sinopec Engineering Group Co. Ltd. (H Shares)		322,000	173,509
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		287,900	158,891
(H Shares)		577,000	146,708
Sinopharm Group Co. Ltd. (H Shares)		311,200	1,012,623
Sinotrans Ltd. (H Shares)		514,000	157,287
Songcheng Performance Development Co. Ltd. (A Shares)		32,700	126,121
Soochow Securities Co. Ltd. (A Shares)		106,300	131,904
Southwest Securities Co. Ltd. (A Shares)		286,600	201,873
Spring Airlines Co. Ltd. (A Shares)		21,200	116,980
Suning.com Co. Ltd. (A Shares)		198,500	277,897
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		34,400	135,865
Suzhou Gold Mantis Consolidated Co. Ltd.		101,500	124,456
Tahoe Group Co. Ltd. (A Shares)		141,800	112,337
TangShan Port Group Co. Ltd. (A Shares)		427,600	150,566
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		48,500	106,850
TBEA Co. Ltd. (A Shares)		177,700	160,368
TCL Corp. (A Shares)		329,800	232,877
The Pacific Securities Co. Ltd. (A Shares) (b)		291,900	142,163
Tian Di Science & Technology Co. Ltd. (A Shares)		312,100	137,610
Tianma Microelectronics Co. Ltd. (A Shares)		56,400	132,029
Tianqi Lithium Corp. (A Shares)		33,150	143,398
Toly Bread Co. Ltd.		15,300	83,210
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		55,500	95,108
Tongwei Co. Ltd. (A Shares)		65,600	125,840
Topchoice Medical Corp. (b)		6,800	98,607
Transfar Zhilian Co. Ltd.		105,600	106,042
TravelSky Technology Ltd. (H Shares)		257,000	556,150
Tsingtao Brewery Co. Ltd.:
(A Shares)		14,800	100,525
(H Shares)		86,000	475,676
Unigroup Guoxin Microelectronics Co. Ltd.		14,700	115,163
Venustech Group, Inc. Class A		24,300	133,490
Walvax Biotechnology Co. Ltd. (A Shares)		30,700	124,302
Wanda Film Holding Co. Ltd. (A Shares) (b)		61,800	149,471
Wangsu Science & Technology Co. Ltd. (A Shares)		85,900	97,757
Wanhua Chemical Group Co. Ltd. (A Shares)		53,600	389,973
Wanxiang Qianchao Co. Ltd. (A Shares)		195,900	163,776
Weichai Power Co. Ltd.:
(A Shares)		88,600	167,508
(H Shares)		509,600	892,173
Weifu High-Technology Group Co. Ltd. (A Shares)		37,700	98,260
Wens Foodstuffs Group Co. Ltd. (A Shares)		41,600	191,326
Western Securities Co. Ltd. (A Shares)		67,600	87,735
Will Semiconductor Ltd.		9,200	231,002
Winning Health Technology Group Co. Ltd. (A Shares)		48,600	107,572
Wuchan Zhongda Group Co. Ltd.		254,900	181,497
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		40,800	188,538
Wuliangye Yibin Co. Ltd. (A Shares)		46,500	812,417
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		30,300	101,389
WuXi AppTec Co. Ltd.		23,600	320,208
WuXi AppTec Co. Ltd. (H Shares) (c)		38,000	460,270
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		19,900	122,929
XCMG Construction Machinery Co. Ltd. (A Shares)		267,500	194,616
Xiamen C&D, Inc. (A Shares)		104,400	126,509
Xinhu Zhongbao Co. Ltd. (A Shares)		153,700	76,365
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		59,282	97,798
(H Shares)		134,252	140,673
Yango Group Co. Ltd. (A Shares)		105,900	105,202
Yantai Jereh Oilfield Services (A Shares)		19,800	102,199
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	123,852
(H Shares)		424,000	312,843
Yealink Network Technology Corp. Ltd.		9,500	109,901
Yifeng Pharmacy Chain Co. Ltd.		9,700	114,986
Yonghui Superstores Co. Ltd. (A Shares)		225,000	240,095
Yonyou Network Technology Co. Ltd. (A Shares)		29,100	131,169
Yunda Holding Co. Ltd. (A Shares)		31,400	131,047
Yunnan Baiyao Group Co. Ltd. (A Shares)		23,300	286,777
Yunnan Tin Co. Ltd. (A Shares) (b)		123,800	184,113
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		2,198	39,992
Zhaojin Mining Industry Co. Ltd. (H Shares)		235,000	270,748
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	147,419
Zhejiang Dahua Technology Co. Ltd. (A Shares)		76,600	210,545
Zhejiang Expressway Co. Ltd. (H Shares)		318,000	259,605
Zhejiang Longsheng Group Co. Ltd. (A Shares)		31,500	58,773
Zhejiang NHU Co. Ltd. (A Shares)		49,400	164,995
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		60,100	176,559
Zhejiang Supor Cookware Co. Ltd.		13,200	132,343
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		55,800	125,029
Zheshang Securities Co. Ltd.		142,900	208,455
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		77,200	249,179
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		22,800	125,426
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		146,800	494,311
Zijin Mining Group Co. Ltd. (H Shares)		1,908,000	837,237
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		461,300	409,922
ZTE Corp.:
(A Shares) (b)		30,600	163,234
(H Shares) (b)		224,680	719,867

TOTAL CHINA			183,826,761

Colombia - 0.1%
Bancolombia SA		69,950	868,035
Ecopetrol SA		1,442,129	1,340,927
Grupo de Inversiones Suramerica SA		57,602	538,966
Interconexion Electrica SA ESP		104,792	576,050
Inversiones Argos SA		75,786	387,351

TOTAL COLOMBIA			3,711,329

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		43,103	943,880
Komercni Banka A/S		22,365	770,527
MONETA Money Bank A/S (c)		144,163	527,738

TOTAL CZECH REPUBLIC			2,242,145

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A		1,136	1,281,349
Series B		1,539	1,840,281
Carlsberg A/S Series B		27,653	4,048,282
Christian Hansen Holding A/S		27,330	2,033,975
Coloplast A/S Series B		30,758	3,884,750
Danske Bank A/S		164,776	2,760,980
DSV A/S		56,095	6,107,436
Genmab A/S (b)		17,136	3,944,541
H Lundbeck A/S		18,347	780,944
ISS Holdings A/S		41,115	998,906
Novo Nordisk A/S Series B		455,904	27,751,649
Novozymes A/S Series B		55,372	2,891,911
ORSTED A/S (c)		48,865	5,337,663
Pandora A/S		25,853	1,340,631
Tryg A/S		30,590	927,974
Vestas Wind Systems A/S		48,678	4,832,144
William Demant Holding A/S (b)		27,618	897,660

TOTAL DENMARK			71,661,076

Egypt - 0.0%
Commercial International Bank SAE		217,285	1,170,314
Commercial International Bank SAE sponsored GDR		131,006	689,092
Eastern Tobacco Co.		193,921	184,102
Elsewedy Electric Co.		134,494	95,423

TOTAL EGYPT			2,138,931

Finland - 0.8%
Elisa Corp. (A Shares)		36,045	2,172,280
Fortum Corp.		116,383	2,821,570
Kone OYJ (B Shares)		87,145	5,630,722
Metso Corp.		27,420	976,470
Neste Oyj		109,651	4,363,311
Nokia Corp.		1,455,027	5,663,989
Nokian Tyres PLC		31,625	852,642
Nordea Bank ABP (Stockholm Stock Exchange)		833,885	6,577,988
Orion Oyj (B Shares)		26,040	1,232,295
Sampo Oyj (A Shares)		114,105	5,165,211
Stora Enso Oyj (R Shares)		153,697	2,004,582
UPM-Kymmene Corp.		138,861	4,393,728
Wartsila Corp.		115,656	1,420,571

TOTAL FINLAND			43,275,359

France - 6.7%
Accor SA		45,604	1,872,871
Aeroports de Paris		7,415	1,406,237
Air Liquide SA		113,303	16,382,434
Alstom SA		48,961	2,594,946
Amundi SA (c)		16,127	1,310,124
Arkema SA		17,321	1,594,802
Atos Origin SA		24,597	2,049,767
AXA SA		494,728	13,155,603
bioMerieux SA		10,830	1,074,385
BNP Paribas SA		289,323	15,353,662
Bollore SA (b)		1,343	5,356
Bollore SA		236,181	962,355
Bouygues SA		58,144	2,304,035
Bureau Veritas SA		75,164	2,076,513
Capgemini SA		41,142	5,126,366
Carrefour SA		157,902	2,680,230
Casino Guichard Perrachon SA		13,692	556,686
CNP Assurances		45,148	814,662
Compagnie de St. Gobain		126,945	4,789,428
Covivio		11,763	1,398,505
Credit Agricole SA		297,297	4,016,528
Danone SA		158,647	12,695,643
Dassault Aviation SA		634	772,045
Dassault Systemes SA		34,057	5,918,703
Edenred SA		62,600	3,387,320
EDF SA (b)		5,248	64,925
EDF SA		149,662	1,851,536
Eiffage SA		20,492	2,380,617
ENGIE		471,964	8,144,597
Essilor International SA		72,910	10,855,567
Eurazeo SA		8,963	643,145
Eutelsat Communications		41,523	623,762
Faurecia SA		19,009	910,107
Gecina SA		11,595	2,191,248
Groupe Eurotunnel SA		109,896	1,943,989
Hermes International SCA		8,101	6,078,855
ICADE		7,239	809,264
Iliad SA (a)		6,655	876,092
Ingenico SA		15,629	1,823,468
Ipsen SA		9,172	681,538
JCDecaux SA		21,991	589,729
Kering SA		19,501	12,003,309
Klepierre SA		49,263	1,678,938
L'Oreal SA (b)		4,395	1,227,830
L'Oreal SA		60,483	16,897,117
Legrand SA		67,463	5,416,956
LVMH Moet Hennessy Louis Vuitton SE		71,456	31,117,111
Michelin CGDE Series B		44,097	5,135,107
Natixis SA		246,777	1,046,309
Orange SA		514,129	7,267,716
Pernod Ricard SA		54,714	9,496,508
Peugeot Citroen SA		152,587	3,149,307
Publicis Groupe SA		55,886	2,477,380
Remy Cointreau SA		5,808	613,218
Renault SA		49,873	1,949,459
Safran SA		83,932	13,585,724
Sanofi SA		290,382	28,003,983
Sartorius Stedim Biotech		7,297	1,311,833
Schneider Electric SA		141,255	14,086,875
SCOR SE		41,385	1,763,861
SEB SA		6,036	777,200
Societe Generale Series A		209,126	6,767,255
Sodexo SA		20,603	2,161,587
Sodexo SA (b)		2,224	233,333
SR Teleperformance SA		15,152	3,811,221
Suez Environnement SA		90,860	1,494,394
Thales SA		27,236	2,997,048
Total SA		617,005	30,042,425
Ubisoft Entertainment SA (b)		21,140	1,603,291
Valeo SA		62,486	1,865,559
Veolia Environnement SA		139,921	4,140,186
VINCI SA		131,481	14,611,064
Vivendi SA		219,324	6,022,654
Wendel SA		7,221	965,819
Worldline SA (b)(c)		26,128	1,847,300

TOTAL FRANCE			382,336,522

Germany - 5.2%
adidas AG		46,463	14,727,214
Allianz SE		109,061	26,107,943
BASF AG		237,151	16,006,918
Bayer AG		240,421	19,295,127
Bayerische Motoren Werke AG (BMW)		80,780	5,764,160
Beiersdorf AG		25,958	2,942,959
Brenntag AG		41,029	2,133,191
Carl Zeiss Meditec AG		10,003	1,225,868
Commerzbank AG		252,075	1,453,732
Continental AG		28,598	3,263,526
Covestro AG (c)		43,900	1,857,420
Daimler AG (Germany)		234,835	10,887,851
Delivery Hero AG (b)(c)		28,734	2,218,611
Deutsche Bank AG		509,027	4,676,620
Deutsche Borse AG		49,094	8,006,534
Deutsche Lufthansa AG		57,716	885,257
Deutsche Post AG		255,858	8,959,700
Deutsche Telekom AG		857,873	13,893,946
Deutsche Wohnen AG (Bearer)		93,027	3,941,155
E.ON AG		580,918	6,582,372
Evonik Industries AG		53,985	1,483,031
Fraport AG Frankfurt Airport Services Worldwide		11,355	848,030
Fresenius Medical Care AG & Co. KGaA		55,086	4,235,290
Fresenius SE & Co. KGaA		107,731	5,510,972
GEA Group AG		38,387	1,153,305
Hannover Reuck SE		15,572	3,030,907
HeidelbergCement Finance AG		37,825	2,570,685
Henkel AG & Co. KGaA		24,217	2,242,632
Hochtief AG		6,397	742,094
Infineon Technologies AG		324,152	6,963,743
KION Group AG		17,054	1,072,409
Knorr-Bremse AG		12,312	1,345,117
Lanxess AG		22,203	1,337,589
Merck KGaA		33,718	4,334,074
Metro Wholesale & Food Specialist AG		45,565	636,474
MTU Aero Engines Holdings AG		13,404	4,079,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		37,006	10,929,353
Puma AG		21,651	1,738,472
RWE AG		151,699	5,272,697
SAP SE		253,227	32,978,079
Siemens AG		197,335	24,338,942
Siemens Healthineers AG (c)		38,809	1,828,387
Symrise AG		33,401	3,442,812
Telefonica Deutschland Holding AG		233,087	706,495
Thyssenkrupp AG (a)		103,478	1,281,321
TUI AG		14,121	144,895
TUI AG (GB)		102,729	1,055,928
Uniper SE		50,207	1,648,746
United Internet AG		29,093	945,382
Volkswagen AG		8,601	1,579,648
Vonovia SE		132,819	7,591,992
Wirecard AG (a)		30,412	4,492,627
Zalando SE (b)(c)		36,396	1,753,051

TOTAL GERMANY			298,144,433

Greece - 0.1%
Alpha Bank AE (b)		370,489	745,356
EFG Eurobank Ergasias SA (b)		704,013	650,785
Ff Group (b)(d)		5,453	7,257
Greek Organization of Football Prognostics SA		57,742	720,436
Hellenic Telecommunications Organization SA		63,384	948,996
Jumbo SA		25,368	516,829
Motor Oil (HELLAS) Corinth Refineries SA		16,201	344,980
National Bank of Greece SA (b)		124,820	399,237

TOTAL GREECE			4,333,876

Hong Kong - 2.4%
AIA Group Ltd.		3,110,000	30,816,830
Bank of East Asia Ltd.		336,912	726,710
Beijing Enterprises Holdings Ltd.		139,000	607,764
BOC Hong Kong (Holdings) Ltd.		936,000	3,094,027
BYD Electronic International Co. Ltd.		180,500	346,476
China Agri-Industries Holdings Ltd.		580,000	309,789
China Everbright International Ltd.		1,012,481	718,126
China Everbright Ltd.		256,000	392,675
China Jinmao Holdings Group Ltd.		1,396,000	933,257
China Merchants Holdings International Co. Ltd.		363,123	558,578
China Mobile Ltd.		1,582,000	13,003,499
China Overseas Land and Investment Ltd.		996,000	3,201,571
China Power International Development Ltd.		726,000	140,427
China Resources Beer Holdings Co. Ltd.		365,162	1,689,509
China Resources Pharmaceutical Group Ltd. (c)		445,000	372,316
China Resources Power Holdings Co. Ltd.		528,523	709,542
China Taiping Insurance Group Ltd.		438,177	910,224
China Unicom Ltd.		1,516,000	1,264,677
CITIC Pacific Ltd.		1,554,000	1,757,243
CLP Holdings Ltd.		420,500	4,373,010
CNOOC Ltd.		4,612,000	6,904,339
CSPC Pharmaceutical Group Ltd.		1,214,000	2,662,866
Far East Horizon Ltd.		597,000	527,458
Fosun International Ltd.		709,000	937,625
Galaxy Entertainment Group Ltd.		557,000	3,645,333
Guangdong Investment Ltd.		766,000	1,554,728
Hang Lung Properties Ltd.		511,000	1,067,442
Hang Seng Bank Ltd.		195,600	3,953,729
Henderson Land Development Co. Ltd.		382,625	1,717,854
Hong Kong & China Gas Co. Ltd.		2,612,980	5,000,406
Hong Kong Exchanges and Clearing Ltd.		307,176	10,093,015
Hua Hong Semiconductor Ltd. (c)		110,000	262,573
Lenovo Group Ltd.		1,828,000	1,192,774
Link (REIT)		541,947	5,480,448
MTR Corp. Ltd.		394,591	2,213,127
New World Development Co. Ltd.		1,509,354	1,885,384
PCCW Ltd.		905,913	533,559
Power Assets Holdings Ltd.		357,500	2,580,941
Shanghai Industrial Holdings Ltd.		128,000	225,456
Shenzhen Investment Ltd.		795,872	274,831
Sino Land Ltd.		835,770	1,139,019
Sino-Ocean Group Holding Ltd.		872,091	313,612
Sinotruk Hong Kong Ltd.		164,500	282,454
SJM Holdings Ltd.		435,000	484,980
Sun Art Retail Group Ltd.		630,872	749,570
Sun Hung Kai Properties Ltd.		408,281	5,687,502
Swire Pacific Ltd. (A Shares)		128,000	1,123,939
Swire Properties Ltd.		304,800	946,224
Techtronic Industries Co. Ltd.		348,500	2,780,714
Vitasoy International Holdings Ltd.		196,000	706,478
Wharf Holdings Ltd.		301,000	743,544
Wheelock and Co. Ltd.		216,000	1,314,828
Winteam Pharmaceutical Group Ltd.		578,000	267,084
Yuexiu Property Co. Ltd.		1,548,000	309,865

TOTAL HONG KONG			135,489,951

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		107,789	914,181
OTP Bank PLC		56,781	2,635,578
Richter Gedeon PLC		38,364	824,783

TOTAL HUNGARY			4,374,542

India - 2.4%
Adani Ports & Special Economic Zone Ltd. (b)		167,754	863,902
Ambuja Cements Ltd.		167,595	477,873
Ashok Leyland Ltd.		285,526	326,641
Asian Paints Ltd.		71,581	1,793,765
Aurobindo Pharma Ltd.		60,091	399,018
Avenue Supermarts Ltd. (b)(c)		32,810	977,227
Axis Bank Ltd.		541,959	5,516,684
Bajaj Auto Ltd.		22,305	988,538
Bajaj Finance Ltd.		44,487	2,704,182
Bajaj Finserv Ltd.		10,083	1,325,619
Bandhan Bank Ltd. (c)		94,343	592,084
Berger Paints India Ltd.		61,780	483,089
Bharat Forge Ltd.		59,479	407,124
Bharat Petroleum Corp. Ltd.		159,433	1,019,847
Bharti Airtel Ltd. (b)		632,185	4,329,093
Bharti Infratel Ltd.		78,312	272,005
Bosch Ltd.		1,636	316,965
Britannia Industries Ltd.		15,747	702,624
Cipla Ltd.		96,996	604,155
Coal India Ltd.		329,155	833,070
Colgate-Palmolive Ltd.		18,382	340,781
Container Corp. of India Ltd.		47,207	374,534
Dabur India Ltd.		138,774	959,937
Divi's Laboratories Ltd.		18,906	514,689
DLF Ltd.		152,026	551,537
Dr. Reddy's Laboratories Ltd.		30,794	1,343,884
Eicher Motors Ltd.		3,207	906,290
GAIL India Ltd. (b)		384,414	646,363
Godrej Consumer Products Ltd.		94,989	892,117
Grasim Industries Ltd.		71,738	779,785
Havells India Ltd.		68,633	577,569
HCL Technologies Ltd.		282,012	2,331,279
HDFC Asset Management Co. Ltd. (c)		10,569	467,201
HDFC Standard Life Insurance Co. Ltd. (c)		122,365	1,023,112
Hero Motocorp Ltd.		24,995	870,660
Hindalco Industries Ltd.		320,707	843,761
Hindustan Petroleum Corp. Ltd.		163,985	533,229
Hindustan Unilever Ltd.		167,082	4,739,899
Housing Development Finance Corp. Ltd.		422,512	14,239,826
ICICI Bank Ltd.		1,233,830	9,066,254
ICICI Lombard General Insurance Co. Ltd. (c)		45,569	828,693
ICICI Prudential Life Insurance Co. Ltd. (c)		86,845	618,839
Indian Oil Corp. Ltd.		452,861	717,337
Info Edge India Ltd.		15,752	626,227
Infosys Ltd.		740,682	8,066,259
Infosys Ltd. sponsored ADR		135,442	1,484,444
InterGlobe Aviation Ltd. (b)(c)		22,959	441,732
ITC Ltd.		905,192	2,971,565
JSW Steel Ltd.		228,570	794,578
Larsen & Toubro Ltd.		121,857	2,327,727
LIC Housing Finance Ltd.		67,366	410,111
Lupin Ltd.		50,688	507,358
Mahindra & Mahindra Financial Services Ltd.		99,539	511,689
Mahindra & Mahindra Ltd.		189,766	1,501,068
Marico Ltd.		122,322	538,807
Maruti Suzuki India Ltd.		26,754	2,576,513
Motherson Sumi Systems Ltd. (b)		253,203	469,172
Nestle India Ltd.		6,047	1,296,246
NTPC Ltd.		608,459	959,788
Oil & Natural Gas Corp. Ltd.		640,746	972,269
Page Industries Ltd.		1,305	445,217
Petronet LNG Ltd.		137,881	512,827
Pidilite Industries Ltd.		33,028	697,249
Piramal Enterprises Ltd.		27,491	592,280
Power Grid Corp. of India Ltd.		479,176	1,234,995
Rec Ltd.		136,013	272,506
Reliance Industries Ltd.		735,254	14,462,444
SBI Life Insurance Co. Ltd. (c)		87,129	1,206,537
Shree Cement Ltd.		2,222	713,785
Shriram Transport Finance Co. Ltd.		43,406	617,504
Siemens India Ltd.		19,199	401,851
State Bank of India (b)		465,016	2,061,864
Sun Pharmaceutical Industries Ltd.		208,483	1,264,164
Tata Consultancy Services Ltd.		232,359	6,663,488
Tata Motors Ltd. (b)		405,648	992,154
Tata Power Co. Ltd.		211,281	170,977
Tata Steel Ltd.		98,718	599,933
Tech Mahindra Ltd.		122,200	1,359,440
Titan Co. Ltd.		81,386	1,344,386
Ultratech Cemco Ltd.		25,199	1,552,698
United Spirits Ltd. (b)		66,793	576,965
UPL Ltd.		135,724	995,858
Vedanta Ltd. (b)		496,535	948,346
Wipro Ltd.		284,217	942,740
Zee Entertainment Enterprises Ltd. (b)		222,197	824,916

TOTAL INDIA			137,011,758

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk		2,073,500	260,860
PT Adaro Energy Tbk		3,349,900	297,719
PT Astra International Tbk		5,129,700	2,368,062
PT Bank Central Asia Tbk		2,543,700	6,010,817
PT Bank Mandiri (Persero) Tbk		4,708,900	2,574,804
PT Bank Negara Indonesia (Persero) Tbk		1,999,900	1,047,823
PT Bank Rakyat Indonesia Tbk		14,384,400	4,676,440
PT Bank Tabungan Negara Tbk		699,600	95,223
PT Barito Pacific Tbk (b)		6,658,600	634,736
PT Bumi Serpong Damai Tbk (b)		1,279,200	103,720
PT Charoen Pokphand Indonesia Tbk		1,875,400	908,992
PT Gudang Garam Tbk		130,600	532,127
PT Hanjaya Mandala Sampoerna Tbk		2,152,000	323,995
PT Indah Kiat Pulp & Paper Tbk		625,900	306,864
PT Indocement Tunggal Prakarsa Tbk		500,300	599,544
PT Indofood CBP Sukses Makmur Tbk		668,000	554,322
PT Indofood Sukses Makmur Tbk		1,182,300	677,442
PT Jasa Marga Tbk		435,096	145,871
PT Kalbe Farma Tbk		5,104,700	532,494
PT Pabrik Kertas Tjiwi Kimia Tbk		336,700	223,364
PT Pakuwon Jati Tbk		3,007,600	114,155
PT Perusahaan Gas Negara Tbk Series B		2,587,100	320,640
PT Semen Gresik (Persero) Tbk		799,200	696,245
PT Surya Citra Media Tbk		4	0
PT Tambang Batubara Bukit Asam Tbk		547,200	87,913
PT Telekomunikasi Indonesia Tbk Series B		12,948,700	3,591,673
PT Unilever Indonesia Tbk		2,091,000	1,214,542
PT United Tractors Tbk		476,400	665,720
PT XL Axiata Tbk (b)		1,044,700	220,642

TOTAL INDONESIA			29,786,749

Ireland - 0.5%
AIB Group PLC		208,509	613,729
Bank Ireland Group PLC		236,569	1,158,087
CRH PLC		177,238	6,654,726
CRH PLC sponsored ADR		30,249	1,137,060
DCC PLC (United Kingdom)		25,595	2,072,505
James Hardie Industries PLC CDI		114,196	2,401,057
Kerry Group PLC Class A		40,209	5,141,664
Kingspan Group PLC (Ireland)		38,057	2,348,826
Paddy Power Betfair PLC (Ireland)		19,253	2,188,635
Smurfit Kappa Group PLC		55,915	1,939,752

TOTAL IRELAND			25,656,041

Isle of Man - 0.0%
Gaming VC Holdings SA		150,238	1,740,271
NEPI Rockcastle PLC		86,836	714,545

TOTAL ISLE OF MAN			2,454,816

Israel - 0.4%
Azrieli Group		10,420	769,995
Bank Hapoalim BM (Reg.)		284,938	2,456,504
Bank Leumi le-Israel BM		377,059	2,724,029
Check Point Software Technologies Ltd. (b)		31,669	3,620,083
CyberArk Software Ltd. (b)		9,460	1,307,656
Elbit Systems Ltd. (Israel)		6,076	933,198
Israel Chemicals Ltd.		188,795	799,320
Israel Discount Bank Ltd. (Class A)		280,350	1,277,937
Mizrahi Tefahot Bank Ltd.		33,146	905,877
NICE Systems Ltd. (b)		12,711	2,202,729
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)		282,940	2,942,576
Wix.com Ltd. (b)		11,882	1,695,443

TOTAL ISRAEL			21,635,347

Italy - 1.2%
Assicurazioni Generali SpA		279,955	5,462,968
Atlantia SpA		127,622	3,137,924
Davide Campari-Milano SpA		152,309	1,474,657
Enel SpA		2,091,423	18,229,519
Eni SpA		653,184	9,149,537
FinecoBank SpA		158,964	1,864,362
Intesa Sanpaolo SpA		3,821,963	9,491,907
Leonardo SpA		103,352	1,281,480
Mediobanca SpA		157,528	1,574,454
Moncler SpA		46,840	2,025,968
Pirelli & C. SpA (c)		103,728	502,953
Poste Italiane SpA (c)		128,202	1,471,588
Prysmian SpA		62,526	1,392,437
Recordati SpA		26,149	1,120,291
Snam Rete Gas SpA		539,001	2,891,457
Telecom Italia SpA (b)		1,950,380	1,052,982
Terna SpA		353,064	2,465,297
UniCredit SpA		519,055	6,955,099

TOTAL ITALY			71,544,880

Japan - 15.8%
ABC-MART, Inc.		8,900	570,986
ACOM Co. Ltd.		106,400	498,390
Advantest Corp.		51,640	2,694,100
AEON Co. Ltd.		165,900	3,393,234
AEON Financial Service Co. Ltd.		31,900	498,360
AEON MALL Co. Ltd.		24,070	399,954
Agc, Inc.		47,500	1,601,146
Air Water, Inc.		48,500	666,153
Aisin Seiki Co. Ltd.		42,200	1,404,840
Ajinomoto Co., Inc.		111,800	1,841,330
Alfresa Holdings Corp.		46,100	926,251
Alps Electric Co. Ltd.		55,200	990,997
Amada Holdings Co. Ltd.		88,300	919,631
Ana Holdings, Inc.		28,900	902,668
Aozora Bank Ltd.		32,000	862,268
Asahi Group Holdings		93,700	4,343,747
ASAHI INTECC Co. Ltd.		50,800	1,399,675
Asahi Kasei Corp.		327,800	3,352,852
Astellas Pharma, Inc.		489,300	8,645,993
Bandai Namco Holdings, Inc.		51,800	3,010,020
Bank of Kyoto Ltd.		15,200	607,479
Benesse Holdings, Inc.		16,800	461,494
Bridgestone Corp.		146,900	5,203,056
Brother Industries Ltd.		56,300	1,087,286
Calbee, Inc.		21,400	699,792
Canon, Inc.		256,500	6,726,535
Casio Computer Co. Ltd.		47,900	887,845
Central Japan Railway Co.		37,100	7,282,051
Chiba Bank Ltd.		133,000	721,203
Chubu Electric Power Co., Inc.		161,300	2,190,566
Chugai Pharmaceutical Co. Ltd.		57,900	5,930,627
Chugoku Electric Power Co., Inc.		68,900	909,357
Coca-Cola West Co. Ltd.		32,900	865,958
Concordia Financial Group Ltd.		272,700	1,027,965
Credit Saison Co. Ltd.		42,400	680,138
CyberAgent, Inc.		25,400	1,012,171
Dai Nippon Printing Co. Ltd.		61,800	1,704,108
Dai-ichi Mutual Life Insurance Co.		279,100	4,142,176
Daicel Chemical Industries Ltd.		56,600	535,792
Daifuku Co. Ltd.		26,200	1,577,525
Daiichi Sankyo Kabushiki Kaisha		146,400	9,893,288
Daikin Industries Ltd.		64,000	9,018,070
Dainippon Sumitomo Pharma Co. Ltd.		39,300	674,637
Daito Trust Construction Co. Ltd.		17,800	2,096,779
Daiwa House Industry Co. Ltd.		146,000	4,596,431
Daiwa House REIT Investment Corp.		458	1,221,959
Daiwa Securities Group, Inc.		402,500	2,035,552
DENSO Corp.		111,400	4,569,869
Dentsu Group, Inc.		53,900	1,786,194
Disco Corp.		6,700	1,543,299
East Japan Railway Co.		77,700	6,841,610
Eisai Co. Ltd.		65,100	4,906,043
Electric Power Development Co. Ltd.		35,900	809,591
FamilyMart Co. Ltd.		66,200	1,447,808
Fanuc Corp.		49,900	9,088,287
Fast Retailing Co. Ltd.		15,100	8,121,927
Fuji Electric Co. Ltd.		34,100	998,516
Fujifilm Holdings Corp.		92,900	4,613,831
Fujitsu Ltd.		50,800	5,371,225
Fukuoka Financial Group, Inc.		44,200	765,958
GMO Payment Gateway, Inc.		10,200	655,894
Hakuhodo DY Holdings, Inc.		59,500	843,057
Hamamatsu Photonics K.K.		36,600	1,547,495
Hankyu Hanshin Holdings, Inc.		57,700	2,341,013
Hikari Tsushin, Inc.		5,500	1,351,921
Hino Motors Ltd.		72,300	677,013
Hirose Electric Co. Ltd.		8,983	1,114,155
Hisamitsu Pharmaceutical Co., Inc.		13,200	667,521
Hitachi Chemical Co. Ltd.		27,000	1,130,307
Hitachi Construction Machinery Co. Ltd.		27,200	728,904
Hitachi High-Technologies Corp.		17,800	1,272,699
Hitachi Ltd.		249,100	9,487,599
Hitachi Metals Ltd.		54,300	834,559
Honda Motor Co. Ltd.		420,800	10,762,127
Hoshizaki Corp.		13,400	1,232,692
Hoya Corp.		98,300	9,407,842
Hulic Co. Ltd.		73,900	896,009
Idemitsu Kosan Co. Ltd.		49,293	1,230,268
IHI Corp.		37,200	881,027
Iida Group Holdings Co. Ltd.		42,200	711,231
INPEX Corp.		265,800	2,481,022
Isetan Mitsukoshi Holdings Ltd.		86,100	672,190
Isuzu Motors Ltd.		139,400	1,365,766
Itochu Corp.		346,700	8,099,249
ITOCHU Techno-Solutions Corp.		22,600	665,543
J. Front Retailing Co. Ltd.		61,900	745,082
Japan Airlines Co. Ltd.		29,800	838,288
Japan Airport Terminal Co. Ltd.		12,500	576,114
Japan Exchange Group, Inc.		128,500	2,302,904
Japan Post Bank Co. Ltd.		103,700	959,838
Japan Post Holdings Co. Ltd.		405,400	3,687,791
Japan Post Insurance Co. Ltd.		56,700	956,730
Japan Prime Realty Investment Corp.		194	897,512
Japan Real Estate Investment Corp.		343	2,504,698
Japan Retail Fund Investment Corp.		668	1,429,391
Japan Tobacco, Inc.		312,000	6,597,071
JFE Holdings, Inc.		127,260	1,506,999
JGC Corp.		53,700	771,460
JSR Corp.		49,100	874,521
JTEKT Corp.		54,600	578,977
JX Holdings, Inc.		819,500	3,485,481
Kajima Corp.		111,600	1,415,800
Kakaku.com, Inc.		33,300	869,943
Kamigumi Co. Ltd.		29,400	628,208
Kansai Electric Power Co., Inc.		183,400	2,058,267
Kansai Paint Co. Ltd.		46,600	1,115,507
Kao Corp.		123,830	9,876,332
Kawasaki Heavy Industries Ltd.		38,000	749,161
KDDI Corp.		454,400	13,731,550
Keihan Electric Railway Co., Ltd.		26,100	1,180,269
Keihin Electric Express Railway Co. Ltd.		58,800	1,082,386
Keio Corp.		27,100	1,550,119
Keisei Electric Railway Co.		32,900	1,190,225
Keyence Corp.		46,940	15,779,211
Kikkoman Corp.		36,530	1,770,158
Kintetsu Group Holdings Co. Ltd.		44,600	2,350,566
Kirin Holdings Co. Ltd.		212,800	4,673,625
Kobayashi Pharmaceutical Co. Ltd.		13,100	1,054,797
Koito Manufacturing Co. Ltd.		27,300	1,184,723
Komatsu Ltd.		237,700	5,255,793
Konami Holdings Corp.		25,100	972,059
Konica Minolta, Inc.		115,900	707,467
Kose Corp.		8,800	1,133,097
Kubota Corp.		270,000	4,228,091
Kuraray Co. Ltd.		77,300	929,184
Kurita Water Industries Ltd.		22,800	666,750
Kyocera Corp.		82,500	5,420,777
Kyowa Hakko Kirin Co., Ltd.		63,900	1,502,242
Kyushu Electric Power Co., Inc.		102,700	845,713
Kyushu Railway Co.		42,400	1,387,300
Lawson, Inc.		13,100	758,205
LINE Corp. (b)		15,400	758,849
Lion Corp.		55,900	1,061,916
LIXIL Group Corp.		67,900	1,129,002
M3, Inc.		113,900	3,315,092
Makita Corp.		57,100	2,184,050
Marubeni Corp.		398,600	2,864,187
Marui Group Co. Ltd.		49,700	1,149,458
Maruichi Steel Tube Ltd.		17,300	480,027
Mazda Motor Corp.		149,900	1,258,230
McDonald's Holdings Co. (Japan) Ltd.		16,900	803,282
Mebuki Financial Group, Inc.		246,840	547,017
Medipal Holdings Corp.		45,100	955,669
Meiji Holdings Co. Ltd.		29,700	2,090,102
Mercari, Inc. (a)(b)		17,800	309,990
Minebea Mitsumi, Inc.		90,300	1,754,169
Misumi Group, Inc.		73,200	1,816,335
Mitsubishi Chemical Holdings Corp.		320,900	2,319,136
Mitsubishi Corp.		348,300	8,928,894
Mitsubishi Electric Corp.		467,800	6,486,118
Mitsubishi Estate Co. Ltd.		304,300	5,959,555
Mitsubishi Gas Chemical Co., Inc.		43,800	663,130
Mitsubishi Heavy Industries Ltd.		82,400	3,005,736
Mitsubishi Materials Corp.		30,500	767,096
Mitsubishi Motors Corp. of Japan		181,900	677,711
Mitsubishi UFJ Financial Group, Inc.		3,164,100	16,246,444
Mitsubishi UFJ Lease & Finance Co. Ltd.		89,100	558,087
Mitsui & Co. Ltd.		428,500	7,621,138
Mitsui Chemicals, Inc.		47,060	1,033,496
Mitsui Fudosan Co. Ltd.		229,900	6,089,020
Mitsui OSK Lines Ltd.		29,000	697,301
Mizuho Financial Group, Inc.		6,195,700	9,187,797
MonotaRO Co. Ltd.		31,400	753,215
MS&AD Insurance Group Holdings, Inc.		121,500	4,035,342
Murata Manufacturing Co. Ltd.		148,100	8,384,653
Nabtesco Corp.		28,100	805,198
Nagoya Railroad Co. Ltd.		47,200	1,384,766
NEC Corp.		64,100	2,853,306
New Hampshire Foods Ltd.		20,900	917,450
Nexon Co. Ltd. (b)		128,100	1,734,850
NGK Insulators Ltd.		70,000	1,173,668
NGK Spark Plug Co. Ltd.		44,400	780,170
Nidec Corp.		57,400	7,219,242
Nikon Corp.		86,200	1,040,865
Nintendo Co. Ltd.		28,900	10,631,029
Nippon Building Fund, Inc.		348	2,819,044
Nippon Express Co. Ltd.		20,700	1,078,657
Nippon Paint Holdings Co. Ltd.		38,100	1,821,226
Nippon Prologis REIT, Inc.		525	1,509,241
Nippon Shinyaku Co. Ltd.		11,700	1,037,304
Nippon Steel & Sumitomo Metal Corp.		211,570	2,935,636
Nippon Telegraph & Telephone Corp.		330,400	8,424,222
Nippon Yusen KK		40,800	649,697
Nissan Chemical Corp.		32,800	1,355,425
Nissan Motor Co. Ltd.		607,600	3,297,018
Nisshin Seifun Group, Inc.		50,395	860,493
Nissin Food Holdings Co. Ltd.		16,400	1,230,962
Nitori Holdings Co. Ltd.		20,800	3,232,342
Nitto Denko Corp.		41,000	2,279,113
NKSJ Holdings, Inc.		86,950	3,248,785
Nomura Holdings, Inc.		857,400	4,389,377
Nomura Real Estate Holdings, Inc.		30,300	746,168
Nomura Real Estate Master Fund, Inc.		1,011	1,778,110
Nomura Research Institute Ltd.		86,606	1,905,826
NSK Ltd.		101,700	848,300
NTT Data Corp.		164,600	2,312,173
NTT DOCOMO, Inc.		342,300	9,725,566
Obayashi Corp.		171,600	1,881,933
OBIC Co. Ltd.		16,800	2,289,193
Odakyu Electric Railway Co. Ltd.		74,900	1,661,391
Oji Holdings Corp.		231,800	1,177,683
Olympus Corp.		300,600	4,856,869
OMRON Corp.		50,000	2,863,246
Ono Pharmaceutical Co. Ltd.		97,600	2,247,420
Oracle Corp. Japan		9,400	813,641
Oriental Land Co. Ltd.		51,400	6,694,078
ORIX Corp.		341,900	5,775,534
ORIX JREIT, Inc.		645	1,362,776
Osaka Gas Co. Ltd.		95,700	1,619,423
Otsuka Corp.		26,000	1,013,866
Otsuka Holdings Co. Ltd.		101,000	4,486,965
Pan Pacific International Hold		114,500	1,847,660
Panasonic Corp.		571,800	5,682,558
Park24 Co. Ltd.		30,600	768,449
PeptiDream, Inc. (b)		23,800	1,126,636
Persol Holdings Co., Ltd.		44,500	795,579
Pigeon Corp.		29,000	1,023,472
Pola Orbis Holdings, Inc.		24,500	530,787
Rakuten, Inc.		226,200	1,745,009
Recruit Holdings Co. Ltd.		349,300	13,614,422
Renesas Electronics Corp. (b)		191,700	1,206,046
Resona Holdings, Inc.		548,300	2,261,106
Ricoh Co. Ltd.		166,100	1,884,644
Rinnai Corp.		8,400	598,769
ROHM Co. Ltd.		24,600	1,769,613
Ryohin Keikaku Co. Ltd.		61,200	1,023,179
Sankyo Co. Ltd. (Gunma)		13,100	440,110
Santen Pharmaceutical Co. Ltd.		92,100	1,717,718
SBI Holdings, Inc. Japan		60,730	1,407,759
Secom Co. Ltd.		53,900	4,729,868
Sega Sammy Holdings, Inc.		45,800	623,669
Seibu Holdings, Inc.		49,300	768,467
Seiko Epson Corp.		70,400	1,029,401
Sekisui Chemical Co. Ltd.		91,300	1,520,641
Sekisui House Ltd.		161,600	3,474,750
Seven & i Holdings Co. Ltd.		194,400	7,453,944
Seven Bank Ltd.		143,000	427,650
SG Holdings Co. Ltd.		38,100	805,562
Sharp Corp.		53,100	720,310
Shimadzu Corp.		57,700	1,619,347
Shimamura Co. Ltd.		5,000	375,666
SHIMANO, Inc.		19,200	2,943,887
SHIMIZU Corp.		154,700	1,586,733
Shin-Etsu Chemical Co. Ltd.		93,700	10,715,883
Shinsei Bank Ltd.		49,000	750,249
Shionogi & Co. Ltd.		70,300	4,181,031
Shiseido Co. Ltd.		103,000	6,631,203
Shizuoka Bank Ltd.		131,100	920,369
Showa Denko K.K.		31,600	755,640
SMC Corp.		14,700	6,345,540
SoftBank Corp.		429,600	5,893,726
SoftBank Corp.		403,700	16,299,210
Sohgo Security Services Co., Ltd.		18,300	949,792
Sony Corp.		327,400	22,894,068
Sony Financial Holdings, Inc.		37,600	865,709
Square Enix Holdings Co. Ltd.		22,900	1,124,150
Stanley Electric Co. Ltd.		34,900	898,851
Subaru Corp.		158,900	3,974,486
Sumco Corp.		61,100	934,302
Sumitomo Chemical Co. Ltd.		391,300	1,662,711
Sumitomo Corp.		309,100	4,597,763
Sumitomo Electric Industries Ltd.		193,000	2,573,006
Sumitomo Heavy Industries Ltd.		28,800	754,471
Sumitomo Metal Mining Co. Ltd.		59,500	1,691,612
Sumitomo Mitsui Financial Group, Inc.		341,600	12,010,457
Sumitomo Mitsui Trust Holdings, Inc.		86,100	3,174,501
Sumitomo Realty & Development Co. Ltd.		86,000	3,166,135
Sumitomo Rubber Industries Ltd.		47,200	518,601
Sundrug Co. Ltd.		19,000	643,874
Suntory Beverage & Food Ltd.		36,600	1,549,582
Suzuken Co. Ltd.		17,730	679,767
Suzuki Motor Corp.		95,400	4,365,102
Sysmex Corp.		43,300	3,097,693
T&D Holdings, Inc.		139,900	1,491,235
Taiheiyo Cement Corp.		30,400	818,212
Taisei Corp.		53,000	2,115,959
Taisho Pharmaceutical Holdings Co. Ltd.		9,400	664,072
Taiyo Nippon Sanso Corp.		30,400	666,336
Takeda Pharmaceutical Co. Ltd.		386,196	14,831,241
TDK Corp.		33,500	3,546,832
Teijin Ltd.		46,200	826,001
Terumo Corp.		166,500	5,993,294
THK Co. Ltd.		30,300	755,407
Tobu Railway Co. Ltd.		50,400	1,775,438
Toho Co. Ltd.		29,800	1,097,795
Toho Gas Co. Ltd.		18,300	706,966
Tohoku Electric Power Co., Inc.		103,400	969,171
Tokio Marine Holdings, Inc.		164,500	8,929,264
Tokyo Century Corp.		9,700	493,434
Tokyo Electric Power Co., Inc. (b)		406,700	1,610,487
Tokyo Electron Ltd.		40,500	8,907,818
Tokyo Gas Co. Ltd.		95,000	2,088,670
Tokyu Corp.		125,900	2,218,648
Tokyu Fudosan Holdings Corp.		150,500	1,060,925
Toppan Printing Co. Ltd.		72,600	1,446,921
Toray Industries, Inc.		360,300	2,357,556
Toshiba Corp.		128,100	4,094,123
Tosoh Corp.		66,800	942,209
Toto Ltd.		37,500	1,523,793
Toyo Seikan Group Holdings Ltd.		33,400	565,048
Toyo Suisan Kaisha Ltd.		21,600	904,952
Toyoda Gosei Co. Ltd.		16,700	378,900
Toyota Industries Corp.		37,900	2,049,919
Toyota Motor Corp.		587,082	40,818,462
Toyota Tsusho Corp.		56,000	1,936,036
Trend Micro, Inc.		32,800	1,713,813
Tsuruha Holdings, Inc.		9,100	1,113,857
Unicharm Corp.		103,600	3,545,571
United Urban Investment Corp.		727	1,302,306
USS Co. Ltd.		56,000	1,016,379
Welcia Holdings Co. Ltd.		12,400	680,929
West Japan Railway Co.		42,000	3,553,614
Yahoo! Japan Corp.		671,800	2,668,349
Yakult Honsha Co. Ltd.		31,600	1,589,333
Yamada Denki Co. Ltd.		170,700	860,373
Yamaha Corp.		37,300	1,905,541
Yamaha Motor Co. Ltd.		70,700	1,312,024
Yamato Holdings Co. Ltd.		78,300	1,253,840
Yamazaki Baking Co. Ltd.		30,700	584,236
Yaskawa Electric Corp.		60,700	2,077,868
Yokogawa Electric Corp.		61,600	1,071,843
Yokohama Rubber Co. Ltd.		27,700	470,823
Zozo, Inc.		26,600	443,043

TOTAL JAPAN			907,966,330

Korea (South) - 2.9%
AMOREPACIFIC Corp.		7,994	1,233,039
AMOREPACIFIC Group, Inc.		6,549	390,380
BGF Retail Co. Ltd.		1,772	243,046
BS Financial Group, Inc.		81,371	457,354
Celltrion Healthcare Co. Ltd. (b)		14,304	670,365
Celltrion, Inc. (b)		24,681	3,350,447
Cheil Industries, Inc.		22,210	1,991,747
Cheil Worldwide, Inc.		16,169	284,872
CJ CheilJedang Corp.		1,847	363,241
CJ Corp.		3,234	222,055
CJ O Shopping Co. Ltd.		2,363	269,338
Daelim Industrial Co.		7,789	521,550
Daewoo Engineering & Construction Co. Ltd. (b)		29,404	105,896
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		7,280	148,843
Db Insurance Co. Ltd.		13,569	478,605
Doosan Bobcat, Inc.		13,707	351,228
E-Mart Co. Ltd.		5,856	537,927
Fila Holdings Corp.		11,076	404,098
GS Engineering & Construction Corp.		13,408	310,058
GS Holdings Corp.		11,161	423,939
GS Retail Co. Ltd.		5,082	167,772
Hana Financial Group, Inc.		76,599	2,109,506
Hankook Tire Co. Ltd.		20,604	489,961
Hanmi Pharm Co. Ltd.		1,468	340,443
Hanon Systems		42,794	373,694
Hanwha Corp.		13,174	235,881
Hanwha Life Insurance Co. Ltd.		54,059	91,755
Hanwha Solutions Corp.		23,437	324,033
HDC Hyundai Development Co.		5,741	99,186
HDC Hyundai Development Co. rights 3/6/20 (b)		2,871	6,601
HLB, Inc. (b)		8,686	656,481
Hotel Shilla Co.		8,461	609,019
Hyundai Department Store Co. Ltd.		4,197	271,477
Hyundai Engineering & Construction Co. Ltd.		22,774	716,487
Hyundai Fire & Marine Insurance Co. Ltd.		17,858	326,466
Hyundai Glovis Co. Ltd.		5,267	643,801
Hyundai Heavy Industries Co. Ltd. (b)		10,777	1,011,981
Hyundai Mobis		17,295	3,295,723
Hyundai Motor Co.		37,079	3,835,881
Hyundai Robotics Co. Ltd.		2,635	597,580
Hyundai Steel Co.		24,523	573,222
Industrial Bank of Korea		60,686	541,773
ING Life Insurance Korea Ltd. (c)		6,682	144,383
Kakao Corp.		12,715	1,670,262
Kangwon Land, Inc.		31,604	725,008
KB Financial Group, Inc.		103,230	3,784,165
KCC Corp.		1,182	197,395
KCC Glass Corp. (b)		1,111	31,391
Kia Motors Corp.		68,705	2,328,733
KMW Co. Ltd. (b)		6,797	274,491
Korea Aerospace Industries Ltd.		16,574	412,963
Korea Electric Power Corp. (b)		63,804	1,345,080
Korea Express Co. Ltd. (b)		2,686	325,219
Korea Gas Corp.		5,640	152,297
Korea Investment Holdings Co. Ltd.		11,412	625,487
Korea Zinc Co. Ltd.		2,342	740,379
Korean Air Lines Co. Ltd.		13,030	254,568
KT&G Corp.		30,121	2,385,211
Kumho Petro Chemical Co. Ltd.		4,158	224,341
LG Chemical Ltd.		11,347	3,153,003
LG Corp.		24,166	1,415,210
LG Display Co. Ltd. (b)		66,252	836,295
LG Electronics, Inc.		26,742	1,453,146
LG Household & Health Care Ltd.		2,505	2,610,931
LG Innotek Co. Ltd.		3,845	477,503
LG Telecom Ltd.		31,015	342,096
Lotte Chemical Corp.		4,760	744,030
Lotte Confectionery Co. Ltd.		5,539	161,966
Lotte Shopping Co. Ltd.		2,579	246,755
Medy-Tox, Inc.		1,066	285,144
Meritz Securities Co. Ltd.		83,365	252,329
Mirae Asset Daewoo Co. Ltd.		105,580	597,936
NAVER Corp.		36,240	5,385,646
NCSOFT Corp.		4,241	2,238,854
Netmarble Corp. (b)(c)		7,274	537,529
Oci Co. Ltd.		4,157	191,244
Orion Corp./Republic of Korea		6,690	569,427
Ottogi Corp.		294	123,761
Pearl Abyss Corp. (b)		1,502	226,108
POSCO		20,460	3,693,831
POSCO Chemtech Co. Ltd.		5,667	267,025
Posco International Corp.		9,051	126,324
S-Oil Corp.		11,612	728,526
S1 Corp.		4,192	316,432
Samsung Biologics Co. Ltd. (b)(c)		4,309	1,725,855
Samsung Card Co. Ltd.		8,523	269,384
Samsung Electro-Mechanics Co. Ltd.		14,165	1,447,255
Samsung Electronics Co. Ltd.		1,227,153	56,660,180
Samsung Engineering Co. Ltd. (b)		42,858	607,618
Samsung Fire & Marine Insurance Co. Ltd.		7,694	1,349,943
Samsung Heavy Industries Co. Ltd. (b)		122,569	672,525
Samsung Life Insurance Co. Ltd.		17,128	987,682
Samsung SDI Co. Ltd.		13,968	3,168,605
Samsung SDS Co. Ltd.		8,724	1,401,250
Samsung Securities Co. Ltd.		17,400	506,559
Shinhan Financial Group Co. Ltd.		117,166	3,810,234
Shinsegae Co. Ltd.		1,680	371,290
SK C&C Co. Ltd.		9,189	1,790,124
SK Energy Co. Ltd.		14,699	1,576,510
SK Hynix, Inc.		140,773	10,673,700
SK Telecom Co. Ltd.		5,047	963,470
STX Pan Ocean Co. Ltd. (Korea) (b)		76,951	252,844
ViroMed Co. Ltd.		4,850	307,168
Woongjin Coway Co. Ltd.		12,731	930,858
Woori Financial Group, Inc. (b)		117,090	985,048
Woori Investment & Securities Co. Ltd.		40,548	368,092
Yuhan Corp.		2,232	403,502

TOTAL KOREA (SOUTH)			163,908,871

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		174,065	2,578,333
Aroundtown SA		237,526	2,248,623
Eurofins Scientific SA		2,866	1,544,769
Globant SA (b)		8,474	1,039,760
Millicom International Cellular SA (depository receipt)		23,657	1,119,093
Reinet Investments SCA		33,218	714,004
SES SA (France) (depositary receipt)		94,430	1,163,000
Tenaris SA		125,838	1,300,484

TOTAL LUXEMBOURG			11,708,066

Malaysia - 0.5%
AirAsia Group BHD		476,300	165,535
AMMB Holdings Bhd		353,700	318,339
Axiata Group Bhd		676,334	706,729
British American Tobacco (Malaysia) Bhd		36,800	105,619
Bumiputra-Commerce Holdings Bhd		1,160,843	1,392,757
Dialog Group Bhd		794,622	631,815
DiGi.com Bhd		782,800	804,056
Fraser & Neave Holdings BHD		33,000	264,621
Gamuda Bhd		467,100	438,104
Genting Bhd		570,100	763,063
Genting Malaysia Bhd		678,500	497,617
Genting Plantations Bhd		41,800	106,478
Hap Seng Consolidated Bhd		107,800	252,749
Hartalega Holdings Bhd		365,200	526,785
Hong Leong Bank Bhd		187,900	731,216
Hong Leong Credit Bhd		39,300	154,746
IHH Healthcare Bhd		504,000	698,343
IJM Corp. Bhd		563,100	289,407
IOI Corp. Bhd		439,000	484,032
IOI Properties Group Bhd		182,150	51,737
Kuala Lumpur Kepong Bhd		112,700	625,228
Malayan Banking Bhd		1,032,520	2,120,010
Malaysia Airports Holdings Bhd		223,102	365,528
Maxis Bhd		654,600	844,111
MISC Bhd		337,800	631,365
Nestle (Malaysia) BHD		18,600	654,096
Petronas Chemicals Group Bhd		638,500	961,021
Petronas Dagangan Bhd		73,900	394,613
Petronas Gas Bhd		196,200	756,443
PPB Group Bhd		123,280	558,818
Press Metal Bhd		399,900	474,204
Public Bank Bhd		812,300	3,675,131
QL Resources Bhd		139,400	282,219
RHB Capital Bhd		483,474	662,892
RHB Capital Bhd (b)(d)		46,292	0
Sime Darby Bhd		786,085	416,683
Sime Darby Plantation Bhd		530,485	654,167
Sime Darby Property Bhd		10	2
SP Setia Bhd		13	4
Telekom Malaysia Bhd		290,626	273,057
Tenaga Nasional Bhd		829,700	2,512,934
Top Glove Corp. Bhd		347,600	495,280
Westports Holdings Bhd		201,800	193,781
YTL Corp. Bhd		791,122	172,369

TOTAL MALAYSIA			27,107,704

Mexico - 0.6%
Alfa SA de CV Series A		866,500	648,425
Alsea S.A.B. de CV (b)		114,100	276,321
America Movil S.A.B. de CV Series L		8,648,800	7,181,587
Banco Santander Mexico SA		50,260	72,056
CEMEX S.A.B. de CV unit		3,935,494	1,582,904
Coca-Cola FEMSA S.A.B. de CV unit		141,100	858,301
El Puerto de Liverpool S.A.B. Dcv Class C		47,470	250,822
Embotelladoras Arca S.A.B. de CV		112,900	639,381
Fibra Uno Administracion SA de CV		833,000	1,367,063
Fomento Economico Mexicano S.A.B. de CV unit		500,600	4,513,626
Gruma S.A.B. de CV Series B		54,410	578,208
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		96,900	1,197,641
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		57,485	1,104,553
Grupo Bimbo S.A.B. de CV Series A		428,200	766,185
Grupo Carso SA de CV Series A1		108,100	389,768
Grupo Financiero Banorte S.A.B. de CV Series O		670,300	4,118,183
Grupo Financiero Inbursa S.A.B. de CV Series O		588,300	669,078
Grupo Mexico SA de CV Series B		907,624	2,423,789
Grupo Televisa SA de CV		625,000	1,383,597
Industrias Penoles SA de CV		37,210	388,671
Infraestructura Energetica Nova S.A.B. de CV		123,100	578,252
Kimberly-Clark de Mexico SA de CV Series A		390,100	804,541
Megacable Holdings S.A.B. de CV unit		58,500	217,678
Mexichem S.A.B. de CV		273,637	640,231
Promotora y Operadora de Infraestructura S.A.B. de CV		50,620	546,130
Wal-Mart de Mexico SA de CV Series V		1,349,500	3,917,339

TOTAL MEXICO			37,114,330

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		684,000	682,994
HKT Trust/HKT Ltd. unit		991,860	1,480,580

TOTAL MULTI-NATIONAL			2,163,574

Netherlands - 3.4%
ABN AMRO Group NV GDR (c)		109,665	1,911,929
Adyen BV (b)(c)		2,689	2,478,238
AEGON NV		444,937	1,801,951
AerCap Holdings NV (b)		31,425	1,778,969
Airbus Group NV		149,933	22,019,779
Akzo Nobel NV		59,070	5,588,138
Altice Europe NV Class A (b)		167,255	1,078,834
ASML Holding NV (Netherlands)		109,625	30,764,874
CNH Industrial NV		257,231	2,460,272
EXOR NV		28,092	2,076,198
Ferrari NV		31,015	5,245,571
Fiat Chrysler Automobiles NV (Italy)		280,380	3,648,129
Heineken Holding NV		29,949	2,952,808
Heineken NV (Bearer)		66,828	7,287,045
ING Groep NV (Certificaten Van Aandelen)		1,005,336	10,915,145
Koninklijke Ahold Delhaize NV		305,677	7,501,762
Koninklijke DSM NV		46,903	5,708,358
Koninklijke KPN NV		929,931	2,605,519
Koninklijke Philips Electronics NV		232,936	10,667,877
NN Group NV		79,669	2,774,407
NXP Semiconductors NV		71,955	9,128,211
Prosus NV (b)		126,091	9,121,843
QIAGEN NV (Germany) (b)		59,235	1,981,348
Randstad NV		31,440	1,811,769
STMicroelectronics NV (France)		177,398	4,939,127
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		36,014	4,896,807
Unilever NV		377,652	22,036,833
Vopak NV		18,465	990,755
Wolters Kluwer NV		72,686	5,475,195
X5 Retail Group NV GDR		29,614	1,081,504

TOTAL NETHERLANDS			192,729,195

New Zealand - 0.2%
Auckland International Airport Ltd.		252,199	1,403,773
Fisher & Paykel Healthcare Corp.		143,524	2,146,941
Fletcher Building Ltd.		216,238	771,803
Mercury Nz Ltd.		183,328	617,615
Meridian Energy Ltd.		322,052	1,106,709
Ryman Healthcare Group Ltd.		105,071	1,113,935
Spark New Zealand Ltd.		480,739	1,439,874
The a2 Milk Co. Ltd. (b)		190,033	1,820,731

TOTAL NEW ZEALAND			10,421,381

Norway - 0.4%
Aker Bp ASA		26,524	753,219
DNB ASA		245,602	4,321,689
Equinor ASA		258,916	4,705,158
Gjensidige Forsikring ASA		48,268	1,054,786
Marine Harvest ASA		113,670	2,721,273
Norsk Hydro ASA		346,340	1,092,344
Orkla ASA		195,520	1,891,865
Schibsted ASA (B Shares)		22,318	635,719
Telenor ASA		187,199	3,397,809
Yara International ASA		43,818	1,597,808

TOTAL NORWAY			22,171,670

Pakistan - 0.0%
Habib Bank Ltd.		112,000	118,165
MCB Bank Ltd.		63,800	86,970
Oil & Gas Development Co. Ltd.		109,100	97,365

TOTAL PAKISTAN			302,500

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		340,737	1,628,607
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		58,448	755,733
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		437,450	420,837
Aboitiz Power Corp.		309,600	193,717
Altus San Nicolas Corp. (d)		9,184	933
Ayala Corp.		75,760	1,074,634
Ayala Land, Inc.		1,866,900	1,513,697
Bank of the Philippine Islands (BPI)		221,056	352,734
BDO Unibank, Inc.		521,834	1,509,525
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	302,863
GT Capital Holdings, Inc.		26,381	348,378
International Container Terminal Services, Inc.		252,370	640,878
JG Summit Holdings, Inc.		738,320	1,008,934
Jollibee Food Corp.		117,390	438,741
Manila Electric Co.		54,280	268,764
Megaworld Corp.		2,862,400	226,535
Metro Pacific Investments Corp.		3,853,200	241,779
Metropolitan Bank & Trust Co.		418,371	469,349
Philippine Long Distance Telephone Co.		21,415	414,983
Robinsons Land Corp.		411,306	204,923
Security Bank Corp.		37,860	130,816
SM Investments Corp.		64,718	1,226,051
SM Prime Holdings, Inc.		2,551,800	1,937,943
Universal Robina Corp.		236,670	671,737

TOTAL PHILIPPINES			13,598,751

Poland - 0.2%
AmRest Holdings NV (b)		21,626	268,473
Bank Millennium SA (b)		139,019	213,127
Bank Polska Kasa Opieki SA		45,063	1,151,188
Bank Zachodni WBK SA		10,131	748,866
BRE Bank SA (b)		3,270	313,281
CD Projekt RED SA		16,774	1,219,124
Cyfrowy Polsat SA		59,093	414,843
Dino Polska SA (b)(c)		11,496	482,146
Grupa Lotos SA		25,860	513,522
KGHM Polska Miedz SA (Bearer) (b)		38,387	903,562
LPP SA		355	775,593
NG2 SA		6,517	163,070
Orange Polska SA (b)		162,069	293,013
Polish Oil & Gas Co. SA		388,105	360,404
Polska Grupa Energetyczna SA (b)		189,644	335,770
Polski Koncern Naftowy Orlen SA		74,083	1,446,651
Powszechna Kasa Oszczednosci Bank SA		216,964	1,915,665
Powszechny Zaklad Ubezpieczen SA		154,689	1,605,759

TOTAL POLAND			13,124,057

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)		82,039	1
Energias de Portugal SA		684,929	3,436,523
Galp Energia SGPS SA Class B		130,031	1,964,839
Jeronimo Martins SGPS SA		67,630	1,165,954

TOTAL PORTUGAL			6,567,317

Qatar - 0.3%
Barwa Real Estate Co. (b)		442,566	430,289
Industries Qatar QSC (b)		473,967	1,296,543
Masraf al Rayan (b)		990,594	1,120,914
Mesaieed Petrochemical Holding Co.(b)		1,004,003	603,891
Ooredoo Qsc (b)		213,843	407,012
Qatar Electricity & Water Co.		135,772	598,501
Qatar Fuel Co. (b)		117,216	708,898
Qatar Insurance Co. SAQ (b)		422,529	367,871
Qatar International Islamic Bank QSC (b)		199,275	512,281
Qatar Islamic Bank (b)		285,092	1,307,618
Qatar National Bank SAQ		1,161,077	6,518,103
The Commercial Bank of Qatar		520,547	686,247

TOTAL QATAR			14,558,168

Russia - 1.0%
Alrosa Co. Ltd.		646,321	810,713
Gazprom OAO		2,190,652	7,742,054
Gazprom OAO sponsored ADR (Reg. S)		284,755	2,001,828
Inter Rao Ues JSC		9,111,000	824,354
Lukoil PJSC		95,805	9,815,377
Lukoil PJSC sponsored ADR		5,519	562,938
Magnit OJSC GDR (Reg. S)		92,741	1,261,278
Magnitogorsk Iron & Steel Works PJSC		660,500	463,938
MMC Norilsk Nickel PJSC		13,113	4,265,891
MMC Norilsk Nickel PJSC sponsored ADR		33,411	1,079,844
Mobile TeleSystems OJSC sponsored ADR		122,886	1,252,208
Moscow Exchange MICEX-RTS OAO (b)		375,885	646,331
NOVATEK OAO GDR (Reg. S)		23,158	4,168,440
Novolipetsk Steel OJSC		337,520	728,489
PhosAgro OJSC GDR (Reg. S)		21,935	278,355
Polyus PJSC		7,038	860,191
Rosneft Oil Co. OJSC		231,503	1,739,780
Rosneft Oil Co. OJSC GDR (Reg. S)		70,664	529,556
Sberbank of Russia		2,769,416	10,912,774
Severstal PAO		43,863	625,247
Severstal PAO GDR (Reg. S)		12,600	177,660
Surgutneftegas OJSC		1,012,500	729,158
Surgutneftegas OJSC sponsored ADR		79,195	561,889
Tatneft PAO		325,005	3,868,290
Tatneft PAO sponsored ADR		11,981	861,194
VTB Bank OJSC		833,820,334	605,111

TOTAL RUSSIA			57,372,888

Saudi Arabia - 0.7%
Advanced Polypropylene Co.		28,891	371,148
Al Rajhi Bank		317,792	5,624,038
Alinma Bank		181,733	1,254,500
Almarai Co. Ltd.		63,497	803,867
Arab National Bank		147,509	1,043,807
Bank Al-Jazira		104,626	419,396
Bank Albilad		93,270	677,401
Banque Saudi Fransi		133,237	1,317,455
Bupa Arabia for Cooperative Insurance Co.		4,697	128,692
Dar Al Arkan Real Estate Development Co. (b)		140,582	368,316
Emaar The Economic City (b)		73,027	195,024
Etihad Etisalat Co. (b)		94,095	660,822
Jarir Marketing Co.		14,671	629,539
National Commercial Bank		311,702	3,900,429
National Industrialization Co. (b)		99,279	339,221
Rabigh Refining & Petrochemical Co. (b)		60,654	323,316
Riyad Bank		313,078	1,965,916
SABIC		194,388	4,533,302
Sahara International Petrochemical Co.		92,660	426,750
Samba Financial Group		257,320	2,078,037
Saudi Airlines Catering Co.		7,462	204,449
Saudi Arabian Fertilizers Co.		41,950	838,553
Saudi Arabian Mining Co. (b)		114,889	1,313,630
Saudi Arabian Oil Co. (b)		254,732	2,318,523
Saudi Cement Co.		19,230	345,443
Saudi Electricity Co.		209,553	1,108,084
Saudi Industrial Investment Group		59,274	372,832
Saudi Kayan Petrochemical Co. (b)		195,620	518,768
Saudi Telecom Co.		104,122	2,533,672
The Co. for Cooperative Insurance (b)		16,759	335,001
The Saudi British Bank		187,753	1,598,803
The Savola Group (b)		67,055	638,917
Yanbu National Petrochemical Co.		56,339	791,329

TOTAL SAUDI ARABIA			39,978,980

Singapore - 0.8%
Ascendas Real Estate Investment Trust		821,752	1,892,109
BOC Aviation Ltd. Class A (c)		46,400	427,776
CapitaCommercial Trust (REIT)		725,146	1,091,337
CapitaLand Ltd.		667,500	1,758,979
CapitaMall Trust		707,500	1,300,768
City Developments Ltd.		128,000	986,539
ComfortDelgro Corp. Ltd.		571,100	903,388
DBS Group Holdings Ltd.		463,429	8,536,852
Genting Singapore Ltd.		1,586,500	992,895
Jardine Cycle & Carriage Ltd.		23,300	495,412
Keppel Corp. Ltd.		379,100	1,842,551
Mapletree Commercial Trust		508,700	873,611
Oversea-Chinese Banking Corp. Ltd.		834,089	6,563,537
Sembcorp Industries Ltd.		284,800	439,074
Singapore Airlines Ltd.		141,100	879,621
Singapore Airport Terminal Service Ltd.		177,200	589,813
Singapore Exchange Ltd.		201,800	1,280,294
Singapore Press Holdings Ltd.		443,600	651,816
Singapore Technologies Engineering Ltd.		400,100	1,198,377
Singapore Telecommunications Ltd.		2,115,200	5,089,721
Suntec (REIT)		467,600	628,168
United Overseas Bank Ltd.		326,153	6,083,448
UOL Group Ltd.		111,077	645,254
Venture Corp. Ltd.		78,500	926,964
Wilmar International Ltd.		490,200	1,395,891
Yangzijiang Shipbuilding Holdings Ltd.		628,600	431,489

TOTAL SINGAPORE			47,905,684

South Africa - 1.2%
Absa Group Ltd.		184,074	1,685,654
Anglo American Platinum Ltd.		13,227	1,057,120
AngloGold Ashanti Ltd.		107,619	2,195,548
Aspen Pharmacare Holdings Ltd. (b)		97,412	753,152
Bidcorp Ltd.		84,720	1,875,485
Bidvest Group Ltd.		78,223	1,078,866
Capitec Bank Holdings Ltd.		11,977	1,074,247
Clicks Group Ltd.		66,170	1,076,990
Discovery Ltd.		93,155	726,073
Exxaro Resources Ltd.		57,939	470,082
FirstRand Ltd.		845,382	3,255,694
Fortress (REIT) Ltd. Class A		358,853	441,139
Foschini Ltd.		64,753	594,527
Gold Fields Ltd.		215,768	1,396,813
Growthpoint Properties Ltd.		754,219	1,059,831
Impala Platinum Holdings Ltd. (b)		199,565	1,881,497
Investec Ltd.		80,214	449,211
Kumba Iron Ore Ltd.		14,770	343,985
Liberty Holdings Ltd.		25,827	181,719
Life Healthcare Group Holdings Ltd.		377,912	630,504
MMI Holdings Ltd.		199,312	265,466
Mr Price Group Ltd.		64,013	725,582
MTN Group Ltd.		421,029	2,266,378
MultiChoice Group Ltd. (b)		118,745	844,748
Naspers Ltd. Class N		113,326	18,381,084
Nedbank Group Ltd.		96,060	1,252,617
Northam Platinum Ltd. (b)		89,933	753,152
Old Mutual Ltd.		1,246,197	1,436,467
Pick 'n Pay Stores Ltd.		84,660	366,370
PSG Group Ltd.		43,127	615,648
Rand Merchant Insurance Holdings Ltd.		162,250	293,182
Redefine Properties Ltd.		1,532,011	733,928
Remgro Ltd.		140,878	1,713,045
RMB Holdings Ltd.		222,070	1,090,930
Sanlam Ltd.		473,969	2,334,396
Sasol Ltd.		145,452	2,310,661
Shoprite Holdings Ltd.		125,105	975,766
Sibanye-Stillwater (b)		565,857	1,457,436
Spar Group Ltd.		51,576	658,837
Standard Bank Group Ltd.		339,424	3,561,481
Steinhoff Africa Retail Ltd. (c)		244,168	267,131
Telkom SA Ltd.		55,896	120,146
Tiger Brands Ltd.		44,728	587,095
Vodacom Group Ltd.		165,614	1,293,816
Woolworths Holdings Ltd.		260,514	770,338

TOTAL SOUTH AFRICA			67,303,837

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA		67,933	2,258,572
Aena Sme SA (c)		17,019	3,154,943
Amadeus IT Holding SA Class A		110,854	8,706,797
Banco Bilbao Vizcaya Argentaria SA		1,715,611	8,881,032
Banco de Sabadell SA		1,466,893	1,324,262
Banco Santander SA (Spain)		4,279,552	16,865,269
Bankia SA		323,177	588,346
Bankinter SA		176,313	1,144,691
CaixaBank SA		929,105	2,715,562
Cellnex Telecom SA (c)		64,719	3,224,205
Enagas SA		61,524	1,659,431
Endesa SA		82,425	2,264,311
Ferrovial SA		126,402	4,017,735
Gas Natural SDG SA		75,934	2,004,308
Grifols SA		79,412	2,668,578
Iberdrola SA		1,608,159	17,603,429
Inditex SA		280,075	9,418,107
MAPFRE SA (Reg.)		267,539	686,003
Red Electrica Corporacion SA		110,237	2,205,430
Repsol SA		393,095	5,410,081
Siemens Gamesa Renewable Energy SA		61,430	981,397
Telefonica SA		1,207,237	8,165,403

TOTAL SPAIN			105,947,892

Sweden - 1.6%
Alfa Laval AB		81,153	2,031,586
ASSA ABLOY AB (B Shares)		256,807	6,095,646
Atlas Copco AB:
(A Shares)		168,834	5,997,905
(B Shares)		104,670	3,261,798
Boliden AB		71,967	1,714,159
Electrolux AB (B Shares)		56,995	1,353,993
Epiroc AB:
Class A		145,607	1,689,464
Class B		124,924	1,415,742
Ericsson (B Shares)		794,019	6,242,917
Essity AB Class B		155,311	4,936,705
H&M Hennes & Mauritz AB (B Shares)		208,063	4,574,321
Hexagon AB (B Shares)		67,942	3,706,607
Husqvarna AB (B Shares)		112,844	852,405
ICA Gruppen AB		22,631	996,273
Industrivarden AB (C Shares)		41,596	982,120
Investor AB (B Shares)		116,265	6,379,122
Kinnevik AB (B Shares)		60,232	1,456,545
Lundbergfoeretagen AB		19,615	852,906
Lundin Petroleum AB		45,872	1,398,999
Sandvik AB		290,616	5,317,601
Securitas AB (B Shares)		78,713	1,240,763
Skandinaviska Enskilda Banken AB (A Shares)		420,364	4,158,708
Skanska AB (B Shares)		88,427	2,048,346
SKF AB (B Shares)		98,866	1,814,667
Svenska Handelsbanken AB (A Shares)		397,685	3,896,204
Swedbank AB (A Shares)		235,162	3,621,391
Swedish Match Co. AB		44,451	2,518,316
Tele2 AB (B Shares)		130,005	1,963,532
Telia Co. AB		707,875	3,033,151
Volvo AB (B Shares)		381,282	6,546,855

TOTAL SWEDEN			92,098,747

Switzerland - 6.3%
ABB Ltd. (Reg.)		473,322	11,019,854
Adecco SA (Reg.)		41,201	2,425,350
Alcon, Inc. (Switzerland) (b)		107,137	6,333,452
Baloise Holdings AG		12,769	2,310,669
Barry Callebaut AG		788	1,747,475
Clariant AG (Reg.)		50,971	1,149,917
Coca-Cola HBC AG		51,869	1,908,215
Compagnie Financiere Richemont SA Series A		134,735	9,784,830
Credit Suisse Group AG		661,020	8,358,571
Dufry AG		10,328	897,910
Ems-Chemie Holding AG		2,066	1,355,598
Galenica AG		11,456	2,117,076
Geberit AG (Reg.)		9,523	5,034,377
Givaudan SA		2,382	7,864,161
Julius Baer Group Ltd.		58,281	2,912,165
Kuehne & Nagel International AG		13,742	2,225,656
LafargeHolcim Ltd. (Reg.)		126,894	6,468,538
Lindt & Spruengli AG		25	2,333,368
Lindt & Spruengli AG (participation certificate)		288	2,417,442
Lonza Group AG		19,339	7,954,850
Nestle SA (Reg. S)		765,571	84,436,893
Novartis AG		553,398	52,278,493
Pargesa Holding SA		10,421	836,861
Partners Group Holding AG		4,840	4,446,047
Roche Holding AG (participation certificate)		180,912	60,690,299
Schindler Holding AG:
(participation certificate)		10,988	2,845,107
(Reg.)		4,633	1,154,402
SGS SA (Reg.)		1,379	3,995,836
Sika AG		33,031	5,949,832
Sonova Holding AG Class B		14,439	3,624,741
Straumann Holding AG		2,689	2,568,397
Swatch Group AG (Bearer)		5,777	1,455,646
Swatch Group AG (Bearer) (Reg.)		23,681	1,156,022
Swiss Life Holding AG		8,730	4,399,441
Swiss Prime Site AG		19,815	2,423,388
Swiss Re Ltd.		75,912	8,590,540
Swisscom AG		6,707	3,687,736
Temenos Group AG		17,019	2,754,633
UBS Group AG		996,490	12,414,743
Zurich Insurance Group Ltd.		38,412	15,979,743

TOTAL SWITZERLAND			362,308,274

Taiwan - 3.0%
Accton Technology Corp.		128,000	676,603
Acer, Inc.		685,288	376,902
Advantech Co. Ltd.		96,591	916,238
ASE Technology Holding Co. Ltd.		910,840	2,185,784
Asia Cement Corp.		595,466	880,843
ASUSTeK Computer, Inc.		188,000	1,376,976
AU Optronics Corp.		2,261,000	745,936
Catcher Technology Co. Ltd.		164,000	1,291,592
Cathay Financial Holding Co. Ltd.		2,020,879	2,690,014
Chang Hwa Commercial Bank		1,490,799	1,050,161
Cheng Shin Rubber Industry Co. Ltd.		508,899	655,364
Chicony Electronics Co. Ltd.		134,493	376,611
China Airlines Ltd.		509,490	133,972
China Development Finance Holding Corp.		3,581,800	1,089,782
China Life Insurance Co. Ltd. (b)		641,256	517,830
China Steel Corp.		3,160,426	2,394,939
Chinatrust Financial Holding Co. Ltd.		4,839,579	3,490,790
Chunghwa Telecom Co. Ltd.		986,000	3,503,242
Compal Electronics, Inc.		1,165,000	697,662
Delta Electronics, Inc.		507,621	2,358,711
E.SUN Financial Holdings Co. Ltd.		2,685,552	2,467,306
ECLAT Textile Co. Ltd.		46,941	595,394
EVA Airways Corp.		447,422	178,903
Evergreen Marine Corp. (Taiwan) (b)		669,120	255,927
Far Eastern Textile Ltd.		867,664	799,944
Far EasTone Telecommunications Co. Ltd.		431,000	970,894
Feng Tay Enterprise Co. Ltd.		84,379	502,263
First Financial Holding Co. Ltd.		2,619,278	2,027,198
Formosa Chemicals & Fibre Corp.		924,590	2,566,660
Formosa Petrochemical Corp.		334,000	982,232
Formosa Plastics Corp.		1,159,480	3,540,851
Formosa Taffeta Co. Ltd.		160,000	177,027
Foxconn Technology Co. Ltd.		271,535	535,949
Fubon Financial Holding Co. Ltd.		1,732,398	2,554,968
Giant Manufacturing Co. Ltd.		74,000	433,359
GlobalWafers Co. Ltd.		56,000	718,381
Highwealth Construction Corp.		152,480	226,486
HIWIN Technologies Corp.		54,202	536,360
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,222,990	8,715,150
Hotai Motor Co. Ltd.		76,000	1,541,685
Hua Nan Financial Holdings Co. Ltd.		2,000,630	1,417,985
Innolux Corp.		1,954,427	558,784
Inventec Corp.		724,280	542,257
Largan Precision Co. Ltd.		26,000	4,016,314
Lite-On Technology Corp.		577,910	890,379
MediaTek, Inc.		390,970	4,919,507
Mega Financial Holding Co. Ltd.		2,832,246	2,926,519
Micro-Star International Co. Ltd.		159,000	480,398
Nan Ya Plastics Corp.		1,347,780	3,072,065
Nanya Technology Corp.		300,000	752,973
Nien Made Enterprise Co. Ltd.		41,000	330,233
Novatek Microelectronics Corp.		145,000	1,016,798
Pegatron Corp.		491,000	1,012,421
Phison Electronics Corp.		33,000	342,239
Pou Chen Corp.		599,000	688,041
Powertech Technology, Inc.		204,000	718,797
President Chain Store Corp.		149,000	1,457,833
Quanta Computer, Inc.		684,000	1,381,121
Realtek Semiconductor Corp.		119,090	951,571
Ruentex Development Co. Ltd.		133,694	185,736
Ruentex Industries Ltd.		77,809	172,991
Shin Kong Financial Holding Co. Ltd.		2,682,339	862,751
Sinopac Holdings Co.		2,986,314	1,259,587
Standard Foods Corp.		125,986	285,657
Synnex Technology International Corp.		329,500	404,393
Taishin Financial Holdings Co. Ltd.		2,334,301	1,081,949
Taiwan Business Bank		1,304,943	527,096
Taiwan Cement Corp.		1,288,942	1,773,789
Taiwan Cooperative Financial Holding Co. Ltd.		2,281,329	1,555,303
Taiwan High Speed Rail Corp.		491,000	580,410
Taiwan Mobile Co. Ltd.		417,600	1,469,470
Taiwan Semiconductor Manufacturing Co. Ltd.		5,882,000	60,334,653
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		86,021	4,639,973
Tatung Co. Ltd. (b)		527,000	336,952
The Shanghai Commercial & Savings Bank Ltd.		839,616	1,368,750
Unified-President Enterprises Corp.		1,259,080	2,983,228
United Microelectronics Corp.		2,827,000	1,372,427
Vanguard International Semiconductor Corp.		252,000	617,446
Walsin Technology Corp.		73,000	495,638
Win Semiconductors Corp.		85,000	766,315
Winbond Electronics Corp.		691,000	378,739
Wistron Corp.		716,666	635,183
Wiwynn Corp.		20,000	457,223
WPG Holding Co. Ltd.		322,320	401,857
Yageo Corp.		64,519	804,858
Yuanta Financial Holding Co. Ltd.		2,486,372	1,601,272

TOTAL TAIWAN			172,566,770

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)		293,600	1,909,415
Airports of Thailand PCL (For. Reg.)		1,155,300	2,600,319
B. Grimm Power PCL		322,800	639,266
Bangkok Bank PCL (For. Reg.)		113,700	523,624
Bangkok Dusit Medical Services PCL (For. Reg.)		2,371,300	1,886,253
Bangkok Expressway and Metro PCL		1,742,700	611,093
Banpu PCL (For. Reg.)		1,005,100	324,232
Berli Jucker PCL (For. Reg)		276,400	361,206
BTS Group Holdings PCL:
(For. Reg.)		1,740,300	689,055
warrants (b)		174,030	2,922
Bumrungrad Hospital PCL (For. Reg.)		118,600	507,260
C.P. ALL PCL (For. Reg.)		1,565,100	3,539,563
Central Pattana PCL (For. Reg.)		604,500	1,171,560
Charoen Pokphand Foods PCL (For. Reg.)		943,900	903,294
Electricity Generating PCL (For. Reg.)		73,900	719,410
Energy Absolute PCL		467,700	644,724
Global Power Synergy Public Co. Ltd.		177,900	476,974
Gulf Energy Development PCL		143,300	880,589
Home Product Center PCL (For. Reg.)		1,430,767	667,525
Indorama Ventures PCL (For. Reg.)		459,200	409,728
Intouch Holdings PCL (For. Reg.)		583,300	1,037,027
IRPC PCL (For. Reg.)		2,299,400	210,025
Kasikornbank PCL		32,900	147,220
Kasikornbank PCL (For. Reg.)		491,700	2,208,072
Krung Thai Bank PCL (For. Reg.)		1,036,855	533,676
Land & House PCL (For. Reg.)		2,149,500	637,436
Minor International PCL:
warrants 9/30/21 (b)		36,068	2,468
(For. Reg.)		778,370	764,680
Muangthai Leasing PCL		128,209	265,340
Osotspa PCL		191,000	269,453
PTT Exploration and Production PCL (For. Reg.)		337,744	1,336,999
PTT Global Chemical PCL (For. Reg.)		553,439	860,347
PTT PCL (For. Reg.)		2,946,800	4,067,339
Ratchaburi Electric Generating Holding PCL (For. Reg.)		175,100	381,356
Robinsons Department Store PCL (For. Reg.)		96,800	166,915
Siam Cement PCL (For. Reg.)		207,100	2,366,314
Siam Commercial Bank PCL (For. Reg.)		226,800	707,738
Srisawad Corp. PCL		181,100	430,229
Thai Oil PCL (For. Reg.)		311,900	514,900
Thai Union Frozen Products PCL (For. Reg.)		828,700	405,572
TMB Bank PCL (For. Reg.)		6,186,688	278,396
Total Access Communication PCL (For. Reg.)		163,200	231,424
True Corp. PCL (For. Reg.)		2,917,012	348,791

TOTAL THAILAND			37,639,729

Turkey - 0.1%
Akbank TAS (b)		745,223	1,028,538
Anadolu Efes Biracilik Ve Malt Sanayii A/S		57,165	236,693
Arcelik A/S (b)		39,999	139,685
Aselsan A/S		71,791	281,418
Bim Birlesik Magazalar A/S JSC		111,674	910,223
Eregli Demir ve Celik Fabrikalari T.A.S.		322,859	503,325
Ford Otomotiv Sanayi A/S		12,748	159,756
Haci Omer Sabanci Holding A/S		259,532	422,814
Koc Holding A/S		221,256	722,393
TAV Havalimanlari Holding A/S		35,498	161,572
Tupras Turkiye Petrol Rafinerileri A/S		33,678	633,634
Turk Hava Yollari AO (b)		153,517	350,911
Turkcell Iletisim Hizmet A/S		240,626	566,912
Turkiye Garanti Bankasi A/S (b)		611,141	1,215,185
Turkiye Is Bankasi A/S Series C (b)		370,295	448,580

TOTAL TURKEY			7,781,639

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		722,610	1,505,007
Aldar Properties PJSC (b)		869,812	528,085
DP World Ltd.		45,256	633,584
Dubai Islamic Bank Pakistan Ltd. (b)		463,466	720,489
Emaar Malls Group PJSC (b)		746,722	370,002
Emaar Properties PJSC		837,872	921,578
Emirates Telecommunications Corp.		456,398	2,022,885
National Bank of Abu Dhabi PJSC		716,224	3,018,513

TOTAL UNITED ARAB EMIRATES			9,720,143

United Kingdom - 10.0%
3i Group PLC		251,175	3,663,368
Admiral Group PLC		48,342	1,442,046
Anglo American PLC (United Kingdom)		267,757	7,020,548
Antofagasta PLC		103,643	1,125,268
Ashtead Group PLC		119,363	3,869,543
Associated British Foods PLC		89,700	3,110,467
AstraZeneca PLC (United Kingdom)		337,789	33,045,100
Auto Trader Group PLC (c)		232,918	1,718,653
Aveva Group PLC		15,963	1,036,672
Aviva PLC		1,008,240	5,283,677
BAE Systems PLC		815,621	6,780,225
Barclays PLC		4,442,074	9,809,500
Barratt Developments PLC		263,302	2,791,258
Berkeley Group Holdings PLC		31,078	2,150,417
BHP Billiton PLC		544,669	11,855,601
BP PLC		4,501,989	27,102,461
BP PLC sponsored ADR		125,380	4,529,979
British American Tobacco PLC (United Kingdom)		590,693	26,046,566
British Land Co. PLC		228,441	1,670,670
BT Group PLC		2,167,314	4,605,431
Bunzl PLC		88,151	2,287,327
Burberry Group PLC		106,459	2,745,510
Carnival PLC		41,212	1,683,169
Centrica PLC		1,443,738	1,617,437
Coca-Cola European Partners PLC		59,288	3,119,142
Compass Group PLC		407,832	10,082,516
Croda International PLC		33,160	2,182,383
Diageo PLC		608,287	24,053,566
Direct Line Insurance Group PLC		358,695	1,600,012
easyJet PLC		39,804	732,177
Evraz PLC		136,508	635,593
G4S PLC (United Kingdom)		370,030	954,772
GlaxoSmithKline PLC		1,284,489	30,159,064
Halma PLC		97,875	2,723,170
Hargreaves Lansdown PLC		74,054	1,686,848
HSBC Holdings PLC (United Kingdom)		5,191,946	37,746,395
Imperial Brands PLC		246,239	6,343,194
Informa PLC		322,842	3,303,072
InterContinental Hotel Group PLC		44,393	2,734,433
Intertek Group PLC		41,726	3,173,713
ITV PLC		904,284	1,616,821
J Sainsbury PLC		465,668	1,244,587
John David Group PLC		107,362	1,165,078
Johnson Matthey PLC		48,070	1,653,561
Kingfisher PLC		542,317	1,455,991
Land Securities Group PLC		176,670	2,188,286
Legal & General Group PLC		1,535,937	6,196,166
Lloyds Banking Group PLC		18,065,246	13,486,352
London Stock Exchange Group PLC		81,010	8,371,638
M&G PLC (b)		663,435	2,104,310
Marks & Spencer Group PLC		511,284	1,185,634
Meggitt PLC		197,019	1,757,665
Melrose Industries PLC		1,247,317	3,840,995
Micro Focus International PLC		89,065	1,196,099
Mondi PLC		95,342	1,946,400
Mondi PLC		33,603	681,687
National Grid PLC		908,868	12,071,211
Next PLC		34,463	3,136,438
NMC Health PLC		30,958	528,170
Ocado Group PLC (b)		114,995	1,857,896
Pearson PLC		193,922	1,447,421
Persimmon PLC		82,458	3,324,283
Prudential PLC		669,164	11,897,996
Reckitt Benckiser Group PLC		181,982	15,063,267
RELX PLC (London Stock Exchange)		499,825	13,286,181
Rentokil Initial PLC		464,417	2,863,937
Rio Tinto PLC		291,143	15,568,659
Rolls-Royce Holdings PLC		444,785	3,917,815
Royal Bank of Scotland Group PLC		1,247,860	3,574,127
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,118,566	29,373,972
Class B (United Kingdom)		942,480	24,765,193
RSA Insurance Group PLC		264,989	1,925,949
Sage Group PLC		282,937	2,758,798
Schroders PLC		32,398	1,374,571
Scottish & Southern Energy PLC		264,209	5,262,975
Segro PLC		281,713	3,387,450
Severn Trent PLC		60,985	2,076,887
Smith & Nephew PLC		225,223	5,419,072
Smiths Group PLC		103,390	2,306,615
Spirax-Sarco Engineering PLC		18,860	2,221,493
St. James's Place Capital PLC		138,632	2,094,247
Standard Chartered PLC (United Kingdom)		702,477	5,853,288
Standard Life PLC		623,224	2,481,246
Taylor Wimpey PLC		851,292	2,418,006
Tesco PLC		2,520,448	8,197,805
The Weir Group PLC		67,496	1,201,452
Unilever PLC		285,255	17,015,855
United Utilities Group PLC		170,400	2,280,509
Vodafone Group PLC		5,846,632	11,486,997
Vodafone Group PLC sponsored ADR		107,932	2,116,547
Whitbread PLC		34,778	2,052,818
WM Morrison Supermarkets PLC		612,671	1,472,034

TOTAL UNITED KINGDOM			576,393,393

United States of America - 0.1%
NICE Systems Ltd. sponsored ADR (a)(b)		3,551	611,837
Ovintiv, Inc.		65,041	1,013,409
Southern Copper Corp.		21,790	821,047
Yum China Holdings, Inc.		92,723	3,993,580

TOTAL UNITED STATES OF AMERICA			6,439,873

TOTAL COMMON STOCKS
(Cost $5,336,966,351)			5,550,720,614

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		1,048,008	8,048,611
Braskem SA (PN-A)		45,700	336,673
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		5,900	56,305
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		41,000	814,524
Companhia Energetica de Minas Gerais (CEMIG) (PN)		246,407	860,175
Gerdau SA		288,100	1,348,808
Itau Unibanco Holding SA		1,252,521	9,598,781
Itausa-Investimentos Itau SA (PN)		1,150,898	3,455,973
Lojas Americanas SA (PN)		190,536	1,225,720
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,119,900	7,439,676
Telefonica Brasil SA		121,700	1,687,704

TOTAL BRAZIL			34,872,950

Chile - 0.0%
Embotelladora Andina SA Class B		92,928	242,672
Sociedad Quimica y Minera de Chile SA (PN-B)		30,622	853,268

TOTAL CHILE			1,095,940

Colombia - 0.1%
Bancolombia SA (PN)		107,905	1,410,337
Grupo Aval Acciones y Valores SA		784,369	332,554

TOTAL COLOMBIA			1,742,891

France - 0.0%
Air Liquide SA (b)		7,782	1,125,196
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		21,745	1,215,461
Fuchs Petrolub AG		17,864	791,709
Henkel AG & Co. KGaA		48,023	4,896,716
Porsche Automobil Holding SE (Germany)		38,811	2,617,064
Sartorius AG (non-vtg.)		8,877	2,073,365
Volkswagen AG		47,722	8,594,138

TOTAL GERMANY			20,188,453

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,851,377	975,303
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,178	219,761
Hyundai Motor Co.		4,075	247,586
Hyundai Motor Co. Series 2		13,638	911,976
LG Chemical Ltd.		2,468	366,883
LG Household & Health Care Ltd.		419	264,392
Samsung Electronics Co. Ltd.		214,656	8,361,919

TOTAL KOREA (SOUTH)			10,372,517

Russia - 0.0%
AK Transneft OAO		100	257,986
Surgutneftegas OJSC		1,917,133	1,081,810

TOTAL RUSSIA			1,339,796

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $67,167,891)			71,713,046
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22	INR	14,287	64
NTPC Ltd. 8.49% 3/25/25	INR	69,696	12,199
TOTAL NONCONVERTIBLE BONDS
(Cost $14,028)			12,263

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(f)
(Cost $3,591,514)		3,600,000	3,593,159
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.58% (g)		96,468,942	96,488,236
Fidelity Securities Lending Cash Central Fund 1.59% (g)(h)		14,696,627	14,698,097
TOTAL MONEY MARKET FUNDS
(Cost $111,185,698)			111,186,333
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,518,925,482)			5,737,225,415
NET OTHER ASSETS (LIABILITIES) - 0.1%(i)			6,587,513
NET ASSETS - 100%			$5,743,812,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	810	March 2020	$80,048,250	$(1,897,737)	$(1,897,737)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	630	March 2020	33,078,150	(1,613,517)	(1,613,517)
TME S&P/TSX 60 Index Contracts (Canada)	53	March 2020	8,261,977	77,171	77,171
TOTAL FUTURES CONTRACTS					$(3,434,083)

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,707,807 or 1.1% of net assets.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,593,159.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $1,713,766 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$486,556
Fidelity Securities Lending Cash Central Fund	184,248
Total	$670,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.